Quarterly Report
November 30, 2024
SSGA Active Trust
SPDR SSGA My2026 Municipal Bond ETF
SPDR SSGA My2027 Municipal Bond ETF
SPDR SSGA My2028 Municipal Bond ETF
SPDR SSGA My2029 Municipal Bond ETF
SPDR SSGA My2030 Municipal Bond ETF
SPDR SSGA My2026 Corporate Bond ETF
SPDR SSGA My2027 Corporate Bond ETF
SPDR SSGA My2028 Corporate Bond ETF
SPDR SSGA My2029 Corporate Bond ETF
SPDR SSGA My2030 Corporate Bond ETF
SPDR SSGA My2031 Corporate Bond ETF
SPDR SSGA My2032 Corporate Bond ETF
SPDR SSGA My2033 Corporate Bond ETF
SPDR SSGA My2034 Corporate Bond ETF

TABLE OF CONTENTS (Unaudited)

SPDR SSGA MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
ARKANSAS — 2.6%
Dover School District No. 17, General Obligation, AR State Aid Withholding, 2.00%, 2/1/2026	$135,000	$132,421
CALIFORNIA — 10.1%
Arcadia Unified School District, General Obligation, CA 4.00%, 8/1/2038	225,000	226,707
State of California, General Obligation, CA:
4.00%, 8/1/2036	225,000	227,012
5.00%, 10/1/2047	50,000	51,079
		504,798
COLORADO — 4.1%
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2046	200,000	204,060
FLORIDA — 8.1%
City of Port St. Lucie, Special Assessment, FL Build America Mutual Assurance Corp., 3.00%, 7/1/2041 (a)	150,000	133,565
Florida Municipal Power Agency Revenue, FL Series A, 5.00%, 10/1/2028	105,000	108,462
Tampa Bay Water Revenue, FL Series A, 5.00%, 10/1/2037	85,000	87,856
Tohopekaliga Water Authority Revenue, FL 4.00%, 10/1/2033	75,000	75,816
		405,699
ILLINOIS — 7.9%
Illinois Finance Authority Revenue, IL Series A, 4.00%, 10/1/2034	225,000	226,800
Village of Hoffman Estates, General Obligation, IL Series B, 4.00%, 12/1/2036	165,000	167,455
		394,255
INDIANA — 4.5%
City of West Lafayette Sewer Revenue, IN 3.75%, 7/1/2029	225,000	226,856
MICHIGAN — 8.0%
Grand Rapids Public Schools, General Obligation, MI Assured Guaranty Municipal Corp., 5.00%, 5/1/2038 (a)	225,000	229,668
Great Lakes Water Authority Water Supply System Revenue, MI Series C, 5.00%, 7/1/2035	65,000	66,852
Security Description	Principal Amount	Value
Portage Public Schools, General Obligation, MI 5.00%, 11/1/2032	$100,000	$102,437
		398,957
MINNESOTA — 2.5%
Western Minnesota Municipal Power Agency Revenue, MN Series A, 5.00%, 1/1/2034	125,000	127,514
NEW YORK — 13.5%
City of New York, General Obligation, NY Series B1, 5.00%, 12/1/2037	150,000	155,080
Metropolitan Transportation Authority Revenue, NY Series D-1, Build America Mutual Assurance Corp., 5.00%, 11/15/2033 (a)	200,000	203,249
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Series B1, 4.00%, 8/1/2037	225,000	226,272
Utility Debt Securitization Authority Revenue, NY 5.00%, 12/15/2037	90,000	91,369
		675,970
OHIO — 2.3%
Berea City School District, General Obligation, OH Build America Mutual Assurance Corp., 5.00%, 12/1/2040 (a)	110,000	113,188
PENNSYLVANIA — 10.7%
Commonwealth of Pennsylvania, General Obligation, PA Series 1ST, 4.00%, 2/1/2033	225,000	227,143
Pittsburgh Water & Sewer Authority Revenue, PA Series A, Assured Guaranty Municipal Corp., 5.00%, 9/1/2025 (a)	75,000	76,027
State Public School Building Authority Revenue, PA State Aid Withholding, 5.00%, 6/1/2036	225,000	230,907
		534,077
RHODE ISLAND — 3.0%
Rhode Island Health & Educational Building Corp. Revenue, RI Series B, 5.00%, 9/15/2025	150,000	152,232
TEXAS — 16.2%
City of Austin Electric Utility Revenue, TX 5.00%, 11/15/2032	185,000	191,528
City of Houston, General Obligation, TX Series A, 5.00%, 3/1/2035	130,000	132,584

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2026 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of Waxahachie, General Obligation, TX 4.00%, 8/1/2036	$225,000	$227,351
County of Hays, General Obligation, TX 4.00%, 2/15/2037	35,000	35,395
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX Series A, 4.00%, 2/15/2035	225,000	225,875
		812,733
WASHINGTON — 5.1%
City of Seattle Drainage & Wastewater Revenue, WA 4.00%, 4/1/2034	75,000	75,557
Pierce County School District No. 416 White River, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2033	55,000	55,638
Port of Tacoma, General Obligation, WA Series A, 4.00%, 12/1/2037	20,000	20,122
State of Washington, General Obligation, WA Series 2017-A, 5.00%, 8/1/2035	65,000	66,709
University of Washington Revenue, WA Series A, 4.00%, 12/1/2041	35,000	35,110
		253,136
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,943,018)		4,935,896

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Treasury Plus Fund - Premier Class 4.59% (b) (c) (Cost $12,237)	12,237	$12,237
TOTAL INVESTMENTS — 98.8% (Cost $4,955,255)		4,948,133
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		60,004
NET ASSETS — 100.0%		$5,008,137
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	9.0%
Assured Guaranty Municipal Corp.	6.1%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at November 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,935,896	$—	$4,935,896
Short-Term Investment	12,237	—	—	12,237
TOTAL INVESTMENTS	$12,237	$4,935,896	$—	$4,948,133

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/24	Value at 11/30/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$3,710,954	$3,698,717	$—	$—	12,237	$12,237	$750
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.3%
ARIZONA — 4.5%
Salt River Project Agricultural Improvement & Power District Revenue, AZ Series A, 4.00%, 1/1/2038	$225,000	$226,980
CALIFORNIA — 7.1%
California Health Facilities Financing Authority Revenue, CA Series B, 5.00%, 10/1/2039 (a)	125,000	130,237
Garvey School District, General Obligation, CA Series A, Build America Mutual Assurance Corp., 4.00%, 8/1/2046 (b)	225,000	225,253
		355,490
COLORADO — 2.5%
Triview Metropolitan District, General Obligation, CO Assured Guaranty Municipal Corp., 4.00%, 11/1/2039 (b)	125,000	125,902
DISTRICT OF COLUMBIA — 6.1%
District of Columbia Water & Sewer Authority Revenue, DC Series A, 5.00%, 10/1/2052	175,000	179,452
Washington Metropolitan Area Transit Authority Revenue, DC Series B, 5.00%, 7/1/2042	120,000	124,213
		303,665
ILLINOIS — 12.6%
City of Chicago Wastewater Transmission Revenue, IL Series B, 5.00%, 1/1/2036	75,000	77,264
State of Illinois, General Obligation, IL Series A, 5.00%, 3/1/2027	135,000	140,592
Village of Elk Grove Village, General Obligation, IL 5.00%, 1/1/2036	200,000	207,543
Village of Rosemont, General Obligation, IL Series A, Assured Guaranty Municipal Corp., 5.00%, 12/1/2046 (b)	200,000	205,641
		631,040
INDIANA — 4.6%
Carmel Local Public Improvement Bond Bank Revenue, IN Series B-1, 4.00%, 1/15/2035	225,000	228,056
MAINE — 3.8%
State of Maine, General Obligation, ME Series B, 5.00%, 6/1/2027	180,000	190,251
Security Description	Principal Amount	Value
MINNESOTA — 4.7%
City of White Bear Lake Revenue, MN 5.00%, 6/1/2029	$225,000	$235,761
MISSOURI — 4.6%
Valley Park Fire Protection District, General Obligation, MO 4.00%, 3/1/2037	225,000	227,657
NEW MEXICO — 4.5%
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2036	225,000	226,835
NEW YORK — 11.6%
Build NYC Resource Corp. Revenue, NY 5.00%, 8/1/2030	200,000	205,288
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY Series A, 5.00%, 11/15/2035	100,000	103,734
New York City Municipal Water Finance Authority Revenue, NY Series DD, 5.00%, 6/15/2047	165,000	169,303
New York State Dormitory Authority Revenue, NY Series A, 4.00%, 2/15/2034	100,000	101,637
		579,962
NORTH CAROLINA — 4.6%
North Carolina Turnpike Authority Revenue, NC 5.00%, 1/1/2032	225,000	232,269
OHIO — 7.5%
County of Cuyahoga Revenue, OH 5.00%, 2/15/2042	200,000	203,146
Ohio Higher Educational Facility Commission Revenue, OH 5.00%, 7/1/2034	165,000	171,971
		375,117
PENNSYLVANIA — 6.2%
Pennsylvania State University Revenue, PA Series A, 5.00%, 9/1/2037	10,000	10,437
Pennsylvania Turnpike Commission Revenue, PA Series A-1, 5.00%, 12/1/2042	175,000	182,819
Philadelphia Housing Authority Revenue, PA 5.00%, 5/1/2047	115,000	117,295
		310,551
TEXAS — 6.1%
Houston Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2027	75,000	76,752

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX Series A, 4.00%, 2/15/2035	$225,000	$225,875
		302,627
VIRGINIA — 4.8%
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2027	225,000	238,813
WASHINGTON — 2.5%
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 4.00%, 12/1/2034	100,000	101,999
State of Washington, General Obligation, WA Series D, 5.00%, 2/1/2040	20,000	20,637
		122,636
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,921,257)		4,913,612
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Treasury Plus Fund - Premier Class 4.59% (c) (d) (Cost $6,671)	6,671	6,671
TOTAL INVESTMENTS — 98.5% (Cost $4,927,928)		4,920,283
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		77,011
NET ASSETS — 100.0%		$4,997,294
(a)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	6.6%
Build America Mutual Assurance Corp.	4.5%
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,913,612	$—	$4,913,612
Short-Term Investment	6,671	—	—	6,671
TOTAL INVESTMENTS	$6,671	$4,913,612	$—	$4,920,283
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2027 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/24	Value at 11/30/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$4,052,557	$4,045,886	$—	$—	6,671	$6,671	$652
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
CALIFORNIA — 4.3%
San Mateo County Community College District, General Obligation, CA Series B, 5.00%, 9/1/2045	$200,000	$211,453
COLORADO — 3.2%
University of Colorado Revenue, CO Series A-2, 4.00%, 6/1/2038	155,000	156,861
CONNECTICUT — 2.8%
State of Connecticut, General Obligation, CT Series A, 4.00%, 1/15/2028	135,000	140,162
DELAWARE — 4.0%
Delaware River & Bay Authority Revenue, DE 4.00%, 1/1/2044	200,000	200,957
FLORIDA — 6.9%
Miami-Dade County Educational Facilities Authority Revenue, FL:
Series A, 5.00%, 4/1/2028	100,000	106,886
Series A, 5.00%, 4/1/2034	190,000	200,363
Series A, 5.00%, 4/1/2048	35,000	36,052
		343,301
GEORGIA — 2.2%
Atlanta Urban Redevelopment Agency Revenue, GA Series B, 5.00%, 7/1/2028	100,000	107,905
ILLINOIS — 0.9%
State of Illinois, General Obligation, IL:
Series A, 5.00%, 3/1/2028	20,000	21,155
Series B, 5.00%, 10/1/2027	20,000	21,031
		42,186
INDIANA — 1.7%
Indiana Finance Authority Revenue, IN Series A, 5.00%, 2/1/2028	50,000	53,587
Indianapolis Local Public Improvement Bond Bank Revenue, IN Series C, 4.00%, 1/1/2037	30,000	30,574
		84,161
LOUISIANA — 2.0%
East Baton Rouge Sewerage Commission Revenue, LA Series A, 4.00%, 2/1/2045	100,000	99,388
MASSACHUSETTS — 0.7%
Commonwealth of Massachusetts, General Obligation, MA Series A, 5.00%, 1/1/2038	35,000	36,955
MICHIGAN — 7.5%
City of Grosse Pointe, General Obligation, MI 5.00%, 10/1/2031	175,000	189,778
Security Description	Principal Amount	Value
Gibraltar School District, General Obligation, MI Qualified School Bond Loan Fund, 5.00%, 5/1/2037	$175,000	$185,020
		374,798
MINNESOTA — 8.8%
City of White Bear Lake Revenue, MN 5.00%, 6/1/2029	200,000	209,565
Dawson-Boyd Independent School District No. 378, General Obligation, MN Series A, School District Credit Enhancement Program, 4.00%, 2/1/2037	225,000	229,348
		438,913
NEVADA — 1.6%
County of Clark, General Obligation, NV Series B, 5.00%, 12/1/2033	45,000	48,278
State of Nevada, General Obligation, NV Series A, 4.00%, 4/1/2033	30,000	30,820
		79,098
NEW HAMPSHIRE — 3.4%
New Hampshire Health & Education Facilities Authority Act Revenue, NH Series A, 5.00%, 7/1/2028	160,000	168,515
NEW YORK — 1.6%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series B-1, 4.00%, 8/1/2038	70,000	70,663
Series A1, 5.00%, 8/1/2035	10,000	10,602
		81,265
OHIO — 10.6%
City of Columbus, General Obligation, OH Series A, 5.00%, 4/1/2028	200,000	215,320
Ohio Higher Educational Facility Commission Revenue, OH Series A, 4.00%, 12/1/2035	225,000	228,373
Ohio Water Development Authority Revenue, OH 5.00%, 6/1/2028	80,000	85,762
		529,455
PENNSYLVANIA — 5.8%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series B, 5.25%, 12/1/2048	175,000	185,077
Pittsburgh School District, General Obligation, PA Series A, State Aid Withholding, 4.00%, 9/1/2039	100,000	101,497
		286,574

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOUTH DAKOTA — 0.4%
South Dakota State Building Authority Revenue, SD Series A, 5.00%, 6/1/2038	$20,000	$21,199
TEXAS — 24.5%
City of Houston Combined Utility System Revenue, TX Series D, 4.00%, 11/15/2048	225,000	221,379
Conroe Municipal Management District No. 1, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 9/1/2035 (a)	130,000	131,264
Harris County Cultural Education Facilities Finance Corp. Revenue, TX 5.00%, 11/15/2027	165,000	174,428
Hurst-Euless-Bedford Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 8/15/2038	225,000	228,572
Lower Colorado River Authority Revenue, TX 5.00%, 5/15/2048	200,000	207,506
Prosper Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2036	20,000	20,400
Texas Water Development Board Revenue, TX Series B, 5.00%, 4/15/2049	225,000	235,024
		1,218,573
WASHINGTON — 3.1%
City of Marysville, General Obligation, WA Series B, 5.00%, 12/1/2038	25,000	26,436
City of Seattle Drainage & Wastewater Revenue, WA 4.00%, 7/1/2028	20,000	20,507
State of Washington, General Obligation, WA Series R-2025B, 5.00%, 7/1/2028	100,000	108,015
		154,958
Security Description	Principal Amount	Value
WEST VIRGINIA — 0.5%
State of West Virginia, General Obligation, WV Series B, 5.00%, 12/1/2033	$25,000	$26,640
WISCONSIN — 2.1%
State of Wisconsin, General Obligation, WI Series B, 4.00%, 5/1/2040	100,000	101,963
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,911,690)		4,905,280
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Treasury Plus Fund - Premier Class 4.59% (b) (c) (Cost $14,573)	14,573	14,573
TOTAL INVESTMENTS — 98.9% (Cost $4,926,263)		4,919,853
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		55,519
NET ASSETS — 100.0%		$4,975,372
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	2.6%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at November 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,905,280	$—	$4,905,280
Short-Term Investment	14,573	—	—	14,573
TOTAL INVESTMENTS	$14,573	$4,905,280	$—	$4,919,853
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2028 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/24	Value at 11/30/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$4,166,195	$4,151,622	$—	$—	14,573	$14,573	$653
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 4.6%
Morgan County Board of Education Revenue, AL Series B, 4.00%, 3/1/2037	$225,000	$228,309
ARIZONA — 8.3%
City of Phoenix Civic Improvement Corp. Revenue, AZ Series A, 5.00%, 7/1/2049	220,000	229,635
Maricopa County Industrial Development Authority Revenue, AZ Series A, 4.00%, 1/1/2044	185,000	185,263
		414,898
DELAWARE — 3.5%
Delaware Municipal Electric Corp. Revenue, DE Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2033 (a)	160,000	172,970
DISTRICT OF COLUMBIA — 4.5%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC Series B, 4.00%, 10/1/2036	225,000	227,175
FLORIDA — 8.8%
Central Florida Expressway Authority Revenue, FL Series B, 5.00%, 7/1/2049	225,000	236,562
Volusia County Educational Facility Authority Revenue, FL Series A, 4.00%, 10/15/2037	200,000	202,973
		439,535
GEORGIA — 2.8%
City of Atlanta Water & Wastewater Revenue, GA Build America Mutual Assurance Corp., 5.00%, 11/1/2029 (a)	125,000	137,944
ILLINOIS — 4.2%
Chicago O'Hare International Airport Revenue, IL Series B, 5.00%, 1/1/2048	200,000	207,786
KENTUCKY — 5.7%
Kentucky Economic Development Finance Authority Revenue, KY Series A-2, 5.00%, 8/1/2035	225,000	239,478
Kentucky State Property & Building Commission Revenue, KY Series B, 5.00%, 11/1/2029	40,000	43,990
		283,468
MASSACHUSETTS — 4.2%
Commonwealth of Massachusetts, General Obligation, MA Series B, 5.00%, 7/1/2036	195,000	209,829
Security Description	Principal Amount	Value
NEW JERSEY — 4.5%
New Jersey Economic Development Authority Revenue, NJ Series A, 4.00%, 11/1/2039	$225,000	$227,462
NEW YORK — 5.5%
Onondaga County Trust for Cultural Resources Revenue, NY 4.00%, 12/1/2041	270,000	273,846
NORTH CAROLINA — 4.7%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2049	225,000	235,430
OHIO — 5.4%
Cleveland Department of Public Utilities Division of Public Power Revenue, OH Series A, Assured Guaranty Municipal Corp., 4.00%, 11/15/2038 (a)	150,000	153,056
Euclid Public Library, General Obligation, OH Build America Mutual Assurance Corp., 5.00%, 12/1/2053 (a)	110,000	114,721
		267,777
OREGON — 0.1%
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2042	5,000	5,370
PENNSYLVANIA — 8.5%
City of Philadelphia, General Obligation, PA Series B, 5.00%, 2/1/2036	200,000	215,161
Pennsylvania Turnpike Commission Revenue, PA Series A, 5.00%, 12/1/2044	200,000	212,020
		427,181
TEXAS — 13.3%
CNP Utility District, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 4/1/2035 (a)	225,000	228,142
Texas Water Development Board Revenue, TX Series B, 5.00%, 4/15/2049	200,000	208,910
Waller County Road Improvement District No. 1, General Obligation, TX Series A, Assured Guaranty Corp., 4.00%, 3/1/2037 (a)	225,000	225,796
		662,848
VERMONT — 4.9%
Vermont Educational & Health Buildings Financing Agency Revenue, VT 5.00%, 11/1/2035	225,000	243,763

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2029 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
WASHINGTON — 5.1%
City of Kennewick Water & Sewer Revenue, WA 4.00%, 12/1/2035	$225,000	$232,538
State of Washington, General Obligation, WA Series 2020-A, 5.00%, 8/1/2036	20,000	21,666
		254,204
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,940,338)		4,919,795
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Treasury Plus Fund - Premier Class 4.59% (b) (c) (Cost $5,757)	5,757	5,757
TOTAL INVESTMENTS — 98.7% (Cost $4,946,095)		4,925,552
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		63,969
NET ASSETS — 100.0%		$4,989,521

(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	13.1%
Assured Guaranty Corp.	4.5%
Assured Guaranty Municipal Corp.	3.1%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at November 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$4,919,795	$—	$4,919,795
Short-Term Investment	5,757	—	—	5,757
TOTAL INVESTMENTS	$5,757	$4,919,795	$—	$4,925,552

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/24	Value at 11/30/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$4,267,708	$4,261,951	$—	$—	5,757	$5,757	$1,618
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.4%
ARIZONA — 3.7%
City of Phoenix Civic Improvement Corp. Revenue, AZ Series A, 5.00%, 7/1/2049	$220,000	$229,634
CALIFORNIA — 7.4%
California Statewide Communities Development Authority Revenue, CA Series A, 4.00%, 4/1/2036	225,000	231,499
San Rafael City High School District, General Obligation, CA Series A, 4.00%, 8/1/2041	225,000	232,173
		463,672
FLORIDA — 9.2%
City of North Miami Beach Water Revenue, FL Series A, 5.00%, 8/1/2049	100,000	106,432
Escambia County Health Facilities Authority Revenue, FL Series A, 5.00%, 8/15/2034	225,000	238,795
JEA Electric System Revenue, FL Series A, 4.00%, 10/1/2035	225,000	231,683
		576,910
HAWAII — 3.3%
City & County of Honolulu, General Obligation, HI Series A, 5.00%, 10/1/2029	200,000	208,066
ILLINOIS — 4.3%
Chicago Park District, General Obligation, IL Series C, Build America Mutual Assurance Corp., 4.00%, 1/1/2042 (a)	225,000	224,516
Kane County Community Unit School District No. 304 Geneva, General Obligation, IL 5.00%, 1/1/2030	40,000	41,740
		266,256
INDIANA — 3.5%
Indiana Finance Authority Revenue, IN 5.00%, 6/1/2031	200,000	216,908
IOWA — 3.0%
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2040	170,000	186,241
MICHIGAN — 7.0%
Great Lakes Water Authority Water Supply System Revenue, MI Series D, 5.00%, 7/1/2030	200,000	205,587
Harrison Community Schools, General Obligation, MI Series III, Qualified School Bond Loan Fund, 4.00%, 5/1/2038	225,000	230,225
		435,812
Security Description	Principal Amount	Value
MINNESOTA — 3.8%
Minneapolis-St. Paul Metropolitan Airports Commission Revenue, MN Series A, 5.00%, 1/1/2030	$65,000	$67,699
Minnesota Public Facilities Authority State Revolving Fund Revenue, MN Series A, 5.00%, 3/1/2030	150,000	167,071
		234,770
MISSISSIPPI — 3.3%
Mississippi Development Bank Revenue, MS 4.00%, 10/1/2036	200,000	206,575
NEW YORK — 1.9%
Empire State Development Corp. Revenue, NY Series A, 4.00%, 3/15/2040	100,000	101,803
New York State Dormitory Authority Revenue, NY Series A, 5.00%, 2/15/2030	15,000	15,476
		117,279
NORTH CAROLINA — 3.1%
City of Charlotte Water & Sewer System Revenue, NC 5.00%, 7/1/2030	175,000	196,560
OHIO — 1.4%
Ohio Higher Educational Facility Commission Revenue, OH 5.00%, 10/1/2033	80,000	85,701
OREGON — 0.2%
State of Oregon Department of Transportation Revenue, OR Series A, 5.00%, 11/15/2042	15,000	16,110
PENNSYLVANIA — 9.7%
Allegheny County Higher Education Building Authority Revenue, PA Series A, 4.00%, 3/1/2040	200,000	200,862
City of Philadelphia Water & Wastewater Revenue, PA Series A, 5.00%, 11/1/2039	225,000	245,042
Pennsylvania Higher Educational Facilities Authority Revenue, PA Series A, Assured Guaranty Municipal Corp., 4.00%, 5/1/2041 (a)	105,000	105,309
Pennsylvania Turnpike Commission Revenue, PA Series A, 5.00%, 12/1/2044	50,000	53,005
		604,218
TEXAS — 14.5%
City of Dallas, General Obligation, TX 5.00%, 2/15/2030	125,000	130,452

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Galveston Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/1/2041 (a)	$225,000	$227,000
Generation Park Management District, General Obligation, TX Assured Guaranty Corp., 4.00%, 9/1/2037 (a)	225,000	227,231
Harris County Municipal Utility District No. 559, General Obligation, TX Build America Mutual Assurance Corp., 4.00%, 9/1/2035 (a)	80,000	80,597
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.00%, 7/1/2031	225,000	241,009
		906,289
WASHINGTON — 15.5%
Chelan County Public Utility District No. 1 Revenue, WA Series A, 4.00%, 7/1/2036	225,000	233,047
County of King, General Obligation, WA Series A, 5.00%, 12/1/2042	200,000	217,479
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2030	165,000	171,824
Washington Health Care Facilities Authority Revenue, WA:
5.00%, 9/1/2035	145,000	157,514
Series A2, 5.00%, 8/1/2037	175,000	185,626
		965,490
WISCONSIN — 3.6%
Platteville School District, General Obligation, WI 4.00%, 3/1/2041	225,000	228,115
TOTAL MUNICIPAL BONDS & NOTES (Cost $6,157,759)		6,144,606

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Treasury Plus Fund - Premier Class 4.59% (b) (c) (Cost $16,854)	16,854	$16,854
TOTAL INVESTMENTS — 98.7% (Cost $6,174,613)		6,161,460
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		79,705
NET ASSETS — 100.0%		$6,241,165
(a)	Bond is insured by the following:
% of Net Assets
Build America Mutual Assurance Corp.	4.9%
Assured Guaranty Corp.	3.6%
Permanent School Fund Guaranteed	3.6%
Assured Guaranty Municipal Corp.	1.7%
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at November 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$6,144,606	$—	$6,144,606
Short-Term Investment	16,854	—	—	16,854
TOTAL INVESTMENTS	$16,854	$6,144,606	$—	$6,161,460
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2030 MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/24	Value at 11/30/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$5,851,641	$5,834,787	$—	$—	16,854	$16,854	$1,284
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.8%
AEROSPACE & DEFENSE — 1.3%
Boeing Co. 3.10%, 5/1/2026	$25,000	$24,287
RTX Corp.:
5.00%, 2/27/2026	55,000	55,267
5.75%, 11/8/2026	50,000	51,017
		130,571
AGRICULTURE — 4.4%
Bunge Ltd. Finance Corp. 3.25%, 8/15/2026	50,000	48,812
Imperial Brands Finance PLC 3.50%, 7/26/2026 (a)	200,000	195,502
Philip Morris International, Inc. 4.88%, 2/13/2026	200,000	200,718
		445,032
AUTO MANUFACTURERS — 4.5%
Ford Motor Credit Co. LLC:
4.54%, 8/1/2026	80,000	79,103
5.13%, 11/5/2026	200,000	199,648
6.95%, 6/10/2026	30,000	30,702
General Motors Financial Co., Inc. 5.25%, 3/1/2026	100,000	100,445
Toyota Motor Credit Corp. Series MTN, 4.80%, 1/5/2026	40,000	40,143
		450,041
BANKS — 23.1%
Bank of America Corp.:
Series MTN, 4.25%, 10/22/2026	30,000	29,752
Series MTN, SOFR + 1.75%, 4.83%, 7/22/2026 (b)	100,000	100,002
6.22%, 9/15/2026	50,000	51,324
Bank of Montreal Series MTN, 1.25%, 9/15/2026	80,000	75,475
Bank of Nova Scotia 4.75%, 2/2/2026	110,000	110,176
Barclays PLC 4.38%, 1/12/2026	220,000	218,926
Citigroup, Inc.:
3.20%, 10/21/2026	50,000	48,657
4.30%, 11/20/2026	60,000	59,505
SOFR + 1.55%, 5.61%, 9/29/2026 (b)	100,000	100,614
Citizens Financial Group, Inc. 2.85%, 7/27/2026	200,000	193,702
Goldman Sachs Group, Inc. 3.50%, 11/16/2026	50,000	48,895
JPMorgan Chase & Co. SOFR + 1.32%, 4.08%, 4/26/2026 (b)	150,000	149,472
Lloyds Banking Group PLC 4.65%, 3/24/2026	110,000	109,355
Security Description	Principal Amount	Value
Morgan Stanley Series MTN, 6.25%, 8/9/2026	$200,000	$205,214
National Australia Bank Ltd. 3.38%, 1/14/2026	45,000	44,432
PNC Financial Services Group, Inc. SOFR + 1.32%, 5.81%, 6/12/2026 (b)	100,000	100,574
Royal Bank of Canada Series GMTN, 4.65%, 1/27/2026	200,000	199,672
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	30,000	28,353
2.63%, 7/14/2026	100,000	96,897
Truist Bank 3.80%, 10/30/2026	40,000	39,275
Wells Fargo & Co.:
3.00%, 4/22/2026	100,000	97,732
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (b)	50,000	49,805
Series MTN, SOFR + 1.56%, 4.54%, 8/15/2026 (b)	100,000	99,755
Wells Fargo Bank NA 4.81%, 1/15/2026	50,000	50,150
		2,307,714
BEVERAGES — 0.8%
Constellation Brands, Inc. 3.70%, 12/6/2026	58,000	57,015
Molson Coors Beverage Co. 3.00%, 7/15/2026	25,000	24,354
		81,369
BIOTECHNOLOGY — 0.5%
Amgen, Inc. 2.60%, 8/19/2026	50,000	48,358
COMMERCIAL SERVICES — 1.0%
GXO Logistics, Inc. 1.65%, 7/15/2026	100,000	95,054
COMPUTERS — 2.0%
Apple, Inc. 3.25%, 2/23/2026	10,000	9,872
HP, Inc. 1.45%, 6/17/2026	50,000	47,562
International Business Machines Corp. 3.30%, 5/15/2026	150,000	147,379
		204,813
CONSTRUCTION MATERIALS — 0.5%
Trane Technologies Financing Ltd. 3.50%, 3/21/2026	50,000	49,249
COSMETICS/PERSONAL CARE — 0.4%
Kenvue, Inc. 5.35%, 3/22/2026	40,000	40,441

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.5%
Aircastle Ltd.:
4.25%, 6/15/2026	$45,000	$44,507
5.25%, 8/11/2025 (a)	50,000	50,018
Capital One Financial Corp. 3.75%, 7/28/2026	50,000	49,041
Charles Schwab Corp. 5.88%, 8/24/2026	50,000	51,039
Discover Financial Services 4.50%, 1/30/2026	50,000	49,801
Nomura Holdings, Inc. 5.71%, 1/9/2026	200,000	201,474
		445,880
ELECTRIC — 4.9%
DTE Energy Co. 2.85%, 10/1/2026	10,000	9,687
Duke Energy Carolinas LLC 2.95%, 12/1/2026	50,000	48,551
Entergy Corp. 2.95%, 9/1/2026	28,000	27,178
Exelon Corp. 3.40%, 4/15/2026	50,000	49,181
Georgia Power Co. 3.25%, 4/1/2026	50,000	49,139
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	50,000	48,823
3.15%, 1/1/2026	50,000	49,069
San Diego Gas & Electric Co. 6.00%, 6/1/2026	19,000	19,398
Sempra 5.40%, 8/1/2026	100,000	101,112
Sierra Pacific Power Co. 2.60%, 5/1/2026	12,000	11,682
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (a)	50,000	48,779
5.05%, 12/30/2026 (a) (c)	30,000	30,080
		492,679
ENTERTAINMENT — 0.5%
Warnermedia Holdings, Inc. 6.41%, 3/15/2026	50,000	50,005
FOOD — 3.0%
Campbell's Co. 5.30%, 3/20/2026	100,000	100,676
Conagra Brands, Inc. 5.30%, 10/1/2026	40,000	40,411
Ingredion, Inc. 3.20%, 10/1/2026	15,000	14,602
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.50%, 1/15/2027	100,000	95,180
Kroger Co.:
2.65%, 10/15/2026	21,000	20,254
3.50%, 2/1/2026	30,000	29,590
		300,713
Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.7%
Stryker Corp. 3.50%, 3/15/2026	$23,000	$22,687
Thermo Fisher Scientific, Inc. 4.95%, 8/10/2026	50,000	50,415
		73,102
HEALTH CARE SERVICES — 2.1%
HCA, Inc.:
5.25%, 6/15/2026	60,000	60,176
5.38%, 9/1/2026	50,000	50,268
5.88%, 2/15/2026	100,000	100,783
		211,227
INSURANCE — 2.6%
Allstate Corp. 3.28%, 12/15/2026	35,000	34,168
Arch Capital Finance LLC 4.01%, 12/15/2026	50,000	49,315
CNA Financial Corp. 4.50%, 3/1/2026	50,000	49,851
Corebridge Global Funding 5.75%, 7/2/2026 (a)	25,000	25,404
Swiss Re America Holding Corp. 7.00%, 2/15/2026	100,000	102,506
		261,244
INVESTMENT COMPANY SECURITY — 1.8%
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	25,000	23,772
Blackstone Secured Lending Fund 3.63%, 1/15/2026	30,000	29,455
Blue Owl Capital Corp. 4.25%, 1/15/2026	30,000	29,654
Franklin BSP Capital Corp. 3.25%, 3/30/2026	50,000	48,446
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026	50,000	48,748
		180,075
IRON/STEEL — 0.7%
ArcelorMittal SA 4.55%, 3/11/2026	75,000	74,524
LODGING — 2.0%
Sands China Ltd. 3.80%, 1/8/2026	200,000	196,002
MACHINERY, CONSTRUCTION & MINING — 0.3%
Caterpillar Financial Services Corp. 5.05%, 2/27/2026	25,000	25,201
MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial Capital LLC 1.88%, 1/15/2026	75,000	72,600
John Deere Capital Corp.:
Series MTN, 1.05%, 6/17/2026	20,000	19,010

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.75%, 6/8/2026	$20,000	$20,118
		111,728
MEDIA — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026	100,000	102,105
Comcast Corp. 3.15%, 3/1/2026	10,000	9,843
Walt Disney Co. 3.38%, 11/15/2026	50,000	49,041
		160,989
MINING — 0.6%
BHP Billiton Finance USA Ltd. 5.25%, 9/8/2026	10,000	10,119
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30%, 3/15/2026	50,000	50,321
		60,440
MISCELLANEOUS MANUFACTURER — 0.4%
Illinois Tool Works, Inc. 2.65%, 11/15/2026	30,000	29,097
Textron, Inc. 4.00%, 3/15/2026	10,000	9,902
		38,999
OIL & GAS — 4.9%
BP Capital Markets America, Inc. 3.41%, 2/11/2026	50,000	49,367
Diamondback Energy, Inc. 3.25%, 12/1/2026	180,000	175,295
Marathon Petroleum Corp. 5.13%, 12/15/2026	40,000	40,283
Occidental Petroleum Corp. 5.55%, 3/15/2026	200,000	201,250
Shell International Finance BV 2.88%, 5/10/2026	25,000	24,452
		490,647
PACKAGING & CONTAINERS — 0.8%
Berry Global, Inc. 4.88%, 7/15/2026 (a)	25,000	24,941
WRKCo, Inc. 4.65%, 3/15/2026	50,000	50,018
		74,959
PHARMACEUTICALS — 4.9%
AbbVie, Inc.:
2.95%, 11/21/2026	100,000	97,142
3.20%, 5/14/2026	50,000	49,114
Astrazeneca Finance LLC 1.20%, 5/28/2026	50,000	47,717
Bristol-Myers Squibb Co. 3.20%, 6/15/2026	150,000	147,271
Security Description	Principal Amount	Value
Cigna Group 4.50%, 2/25/2026	$50,000	$49,936
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2026	50,000	49,965
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	50,000	49,269
		490,414
PIPELINES — 3.3%
Enbridge, Inc. 4.25%, 12/1/2026	17,000	16,863
Energy Transfer LP 6.05%, 12/1/2026	75,000	76,825
Enterprise Products Operating LLC 5.05%, 1/10/2026	40,000	40,226
ONEOK, Inc.:
5.55%, 11/1/2026	75,000	76,049
5.85%, 1/15/2026	40,000	40,400
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	75,000	75,834
		326,197
REAL ESTATE INVESTMENT TRUSTS — 3.3%
Alexandria Real Estate Equities, Inc. 3.80%, 4/15/2026	25,000	24,673
American Tower Corp. 1.60%, 4/15/2026	10,000	9,591
AvalonBay Communities, Inc. Series GMTN, 3.50%, 11/15/2025	50,000	49,459
Boston Properties LP 2.75%, 10/1/2026	16,000	15,370
Brixmor Operating Partnership LP 4.13%, 6/15/2026	25,000	24,760
COPT Defense Properties LP 2.25%, 3/15/2026	65,000	62,815
Essex Portfolio LP 3.38%, 4/15/2026	50,000	49,063
Extra Space Storage LP 3.50%, 7/1/2026	25,000	24,549
Kimco Realty OP LLC 2.80%, 10/1/2026	75,000	72,585
		332,865
RETAIL — 1.2%
AutoNation, Inc. 4.50%, 10/1/2025	75,000	74,578
Lowe's Cos., Inc. 4.80%, 4/1/2026	50,000	50,142
		124,720
SEMICONDUCTORS — 6.9%
Broadcom, Inc. 3.46%, 9/15/2026	200,000	196,036

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Intel Corp.:
2.60%, 5/19/2026	$15,000	$14,554
4.88%, 2/10/2026	100,000	100,137
Marvell Technology, Inc. 1.65%, 4/15/2026	50,000	47,850
Micron Technology, Inc. 4.98%, 2/6/2026	300,000	300,345
Skyworks Solutions, Inc. 1.80%, 6/1/2026	30,000	28,681
		687,603
SOFTWARE — 1.5%
Oracle Corp. 2.65%, 7/15/2026	100,000	97,046
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	50,000	50,190
		147,236
TELECOMMUNICATIONS — 3.7%
AT&T, Inc.:
1.70%, 3/25/2026	25,000	24,067
3.88%, 1/15/2026	100,000	99,070
4.25%, 3/1/2027	100,000	99,362
Cisco Systems, Inc. 4.90%, 2/26/2026	50,000	50,321
T-Mobile USA, Inc. 2.63%, 4/15/2026	100,000	97,281
		370,101
TRANSPORTATION — 2.0%
Canadian National Railway Co. 2.75%, 3/1/2026	100,000	97,830
Canadian Pacific Railway Co. 3.70%, 2/1/2026	85,000	84,032
Norfolk Southern Corp. 2.90%, 6/15/2026	20,000	19,512
		201,374
TOTAL CORPORATE BONDS & NOTES (Cost $9,803,867)		9,781,566

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.4%
State Street Institutional Treasury Plus Fund - Premier Class 4.59% (d) (e) (Cost $140,225)	140,225	$140,225
TOTAL INVESTMENTS — 99.2% (Cost $9,944,092)		9,921,791
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		83,582
NET ASSETS — 100.0%		$10,005,373
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.7% of net assets as of November 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2024.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$9,781,566	$—	$9,781,566
Short-Term Investment	140,225	—	—	140,225
TOTAL INVESTMENTS	$140,225	$9,781,566	$—	$9,921,791
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2026 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/24	Value at 11/30/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$460,461	$320,236	$—	$—	140,225	$140,225	$880
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
AEROSPACE & DEFENSE — 2.1%
Boeing Co. 6.26%, 5/1/2027 (a)	$20,000	$20,501
General Dynamics Corp. 3.50%, 4/1/2027	30,000	29,434
Hexcel Corp. 4.20%, 2/15/2027	30,000	29,427
Howmet Aerospace, Inc. 5.90%, 2/1/2027	35,000	35,939
L3Harris Technologies, Inc. 5.40%, 1/15/2027	35,000	35,595
Lockheed Martin Corp. 5.10%, 11/15/2027	10,000	10,207
RTX Corp. 3.13%, 5/4/2027	25,000	24,154
		185,257
AGRICULTURE — 2.1%
BAT Capital Corp. 4.70%, 4/2/2027	85,000	84,974
Bunge Ltd. Finance Corp. 3.75%, 9/25/2027	20,000	19,573
Philip Morris International, Inc. 5.13%, 11/17/2027	75,000	76,234
		180,781
AUTO MANUFACTURERS — 5.4%
American Honda Finance Corp. 4.90%, 3/12/2027	25,000	25,226
Ford Motor Credit Co. LLC 5.80%, 3/5/2027	215,000	217,634
General Motors Co. 6.80%, 10/1/2027	165,000	173,210
Toyota Motor Credit Corp. Series MTN, 4.55%, 9/20/2027	50,000	50,202
		466,272
BANKS — 17.2%
Bank of America Corp. SOFR + 1.58%, 4.38%, 4/27/2028 (b)	200,000	198,342
Citigroup, Inc. SOFR + 1.89%, 4.66%, 5/24/2028 (b)	175,000	174,436
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (b)	150,000	151,995
Goldman Sachs Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (b)	150,000	146,022
3.85%, 1/26/2027	25,000	24,593
JPMorgan Chase & Co. SOFR + 0.93%, 5.57%, 4/22/2028 (b)	175,000	178,300
Manufacturers & Traders Trust Co. 3.40%, 8/17/2027	10,000	9,643
Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc. 3.68%, 2/22/2027	$50,000	$49,111
Mizuho Financial Group, Inc. 3.66%, 2/28/2027	10,000	9,790
Morgan Stanley Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	175,000	178,488
Northern Trust Corp. 4.00%, 5/10/2027	28,000	27,728
Royal Bank of Canada Series MTN, 6.00%, 11/1/2027	25,000	25,968
Santander Holdings USA, Inc. 4.40%, 7/13/2027	125,000	123,338
Truist Financial Corp. Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (b)	75,000	73,769
Wells Fargo & Co. Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (b)	100,000	102,067
Westpac Banking Corp. 3.35%, 3/8/2027	25,000	24,446
		1,498,036
BEVERAGES — 0.6%
Constellation Brands, Inc.:
3.50%, 5/9/2027	2,500	2,433
4.35%, 5/9/2027	20,000	19,881
Keurig Dr. Pepper, Inc. 3.43%, 6/15/2027	35,000	34,035
		56,349
BIOTECHNOLOGY — 1.7%
Amgen, Inc.:
2.20%, 2/21/2027	20,000	19,016
3.20%, 11/2/2027	45,000	43,482
CSL Finance PLC 3.85%, 4/27/2027 (a)	20,000	19,579
Gilead Sciences, Inc. 2.95%, 3/1/2027	10,000	9,677
Illumina, Inc. 5.75%, 12/13/2027	25,000	25,654
Royalty Pharma PLC 1.75%, 9/2/2027	35,000	32,299
		149,707
BUILDING MATERIALS — 0.4%
Lennox International, Inc. 1.70%, 8/1/2027	35,000	32,374
COMMERCIAL SERVICES — 0.5%
Equifax, Inc. 5.10%, 12/15/2027	20,000	20,239
Global Payments, Inc. 4.95%, 8/15/2027	20,000	20,109
		40,348
COMPUTERS — 1.6%
Apple, Inc. 3.35%, 2/9/2027	65,000	63,765

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Dell International LLC/EMC Corp. 6.10%, 7/15/2027	$35,000	$36,187
International Business Machines Corp. 6.22%, 8/1/2027	40,000	41,784
		141,736
DIVERSIFIED FINANCIAL SERVICES — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 4/15/2027	165,000	171,054
American Express Co. 5.85%, 11/5/2027	90,000	93,213
Charles Schwab Corp. 3.30%, 4/1/2027	65,000	63,193
Jefferies Financial Group, Inc. 4.85%, 1/15/2027	40,000	40,110
ORIX Corp. 5.00%, 9/13/2027	20,000	20,112
		387,682
ELECTRIC — 11.2%
Alabama Power Co. 3.75%, 9/1/2027	50,000	49,139
Ameren Corp. 1.95%, 3/15/2027	20,000	18,864
American Electric Power Co., Inc. 5.75%, 11/1/2027	35,000	36,090
Appalachian Power Co. Series X, 3.30%, 6/1/2027	50,000	48,358
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	35,000	33,867
Commonwealth Edison Co. Series 122, 2.95%, 8/15/2027	35,000	33,704
Consolidated Edison Co. of New York, Inc. Series B, 3.13%, 11/15/2027	35,000	33,659
DTE Energy Co. 4.95%, 7/1/2027	45,000	45,331
Duke Energy Corp. 5.00%, 12/8/2027	85,000	85,898
Edison International 5.75%, 6/15/2027	40,000	40,896
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	20,000	19,415
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	40,000	39,124
Florida Power & Light Co. Series A, 3.30%, 5/30/2027	50,000	48,670
ITC Holdings Corp. 3.35%, 11/15/2027	20,000	19,346
National Rural Utilities Cooperative Finance Corp. Series MTN, 5.10%, 5/6/2027	50,000	50,687
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	50,000	48,898
Security Description	Principal Amount	Value
Pacific Gas & Electric Co.:
3.30%, 3/15/2027	$25,000	$24,148
5.45%, 6/15/2027	65,000	66,038
Sempra 3.25%, 6/15/2027	50,000	48,333
Southern California Edison Co. Series D, 4.70%, 6/1/2027	20,000	20,072
Southern Co. 5.11%, 8/1/2027	40,000	40,572
Virginia Electric & Power Co. Series A, 3.50%, 3/15/2027	45,000	43,964
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (a)	30,000	29,267
5.05%, 12/30/2026 (a) (c)	20,000	20,054
WEC Energy Group, Inc. 1.38%, 10/15/2027	36,000	32,977
		977,371
ELECTRONICS — 0.4%
Keysight Technologies, Inc. 4.60%, 4/6/2027	35,000	34,966
ENTERTAINMENT — 0.4%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	40,000	38,754
FOOD — 3.6%
Campbell's Co. 5.20%, 3/19/2027	35,000	35,493
Conagra Brands, Inc. 1.38%, 11/1/2027	50,000	45,566
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.50%, 1/15/2027	45,000	42,831
Kroger Co.:
3.70%, 8/1/2027	50,000	48,964
4.60%, 8/15/2027	20,000	20,093
Sysco Corp. 3.25%, 7/15/2027	25,000	24,176
Tyson Foods, Inc. 3.55%, 6/2/2027	95,000	92,593
		309,716
HEALTH CARE PRODUCTS — 0.6%
Smith & Nephew PLC 5.15%, 3/20/2027	55,000	55,503
HEALTH CARE SERVICES — 2.8%
Centene Corp. 4.25%, 12/15/2027	55,000	53,288
HCA, Inc. 4.50%, 2/15/2027	90,000	89,351
Humana, Inc. 3.95%, 3/15/2027	45,000	44,261
Laboratory Corp. of America Holdings 3.60%, 9/1/2027	35,000	34,162

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Quest Diagnostics, Inc. 4.60%, 12/15/2027	$20,000	$20,049
		241,111
HOME BUILDERS — 0.8%
Lennar Corp. 4.75%, 11/29/2027	50,000	50,196
Meritage Homes Corp. 5.13%, 6/6/2027	20,000	20,110
		70,306
HOME FURNISHINGS — 0.4%
Leggett & Platt, Inc. 3.50%, 11/15/2027	35,000	33,363
HOUSEHOLD PRODUCTS & WARES — 0.4%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	35,000	33,957
INSURANCE — 1.2%
Corebridge Financial, Inc. 3.65%, 4/5/2027	35,000	34,158
Markel Group, Inc. 3.50%, 11/1/2027	20,000	19,365
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	20,000	19,387
Willis North America, Inc. 4.65%, 6/15/2027	35,000	34,930
		107,840
INTERNET — 1.1%
Amazon.com, Inc. 4.55%, 12/1/2027	75,000	75,528
Expedia Group, Inc. 4.63%, 8/1/2027	25,000	24,979
		100,507
IRON/STEEL — 1.1%
ArcelorMittal SA 6.55%, 11/29/2027	90,000	94,225
LODGING — 0.8%
Hyatt Hotels Corp. 5.75%, 1/30/2027	20,000	20,383
Las Vegas Sands Corp. 5.90%, 6/1/2027	50,000	50,828
		71,211
MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar Financial Services Corp. 4.50%, 1/8/2027	20,000	20,076
MACHINERY-DIVERSIFIED — 1.4%
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	40,000	39,290
Ingersoll Rand, Inc. 5.20%, 6/15/2027	35,000	35,497
John Deere Capital Corp. Series MTN, 4.90%, 6/11/2027	45,000	45,568
		120,355
Security Description	Principal Amount	Value
MEDIA — 1.1%
Comcast Corp. 5.35%, 11/15/2027	$40,000	$40,973
FactSet Research Systems, Inc. 2.90%, 3/1/2027	20,000	19,208
Paramount Global 2.90%, 1/15/2027	35,000	33,554
		93,735
MINING — 0.7%
Freeport-McMoRan, Inc. 5.00%, 9/1/2027	40,000	40,074
Yamana Gold, Inc. 4.63%, 12/15/2027	20,000	19,790
		59,864
MISCELLANEOUS MANUFACTURER — 0.5%
Textron, Inc. 3.65%, 3/15/2027	45,000	43,895
OIL & GAS — 5.0%
BP Capital Markets America, Inc. 5.02%, 11/17/2027	160,000	162,368
Canadian Natural Resources Ltd. 3.85%, 6/1/2027	50,000	48,999
Cenovus Energy, Inc. 4.25%, 4/15/2027	35,000	34,606
Coterra Energy, Inc. 3.90%, 5/15/2027	20,000	19,592
Diamondback Energy, Inc. 5.20%, 4/18/2027	85,000	86,149
Marathon Oil Corp. 4.40%, 7/15/2027	35,000	34,872
Occidental Petroleum Corp.:
5.00%, 8/1/2027	2,500	2,515
8.50%, 7/15/2027	20,000	21,481
Phillips 66 Co. 4.95%, 12/1/2027	25,000	25,282
		435,864
OIL & GAS SERVICES — 0.6%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (a)	50,000	50,463
PACKAGING & CONTAINERS — 0.8%
Berry Global, Inc. 1.65%, 1/15/2027	50,000	46,815
WRKCo, Inc. 3.38%, 9/15/2027	20,000	19,331
		66,146
PHARMACEUTICALS — 6.6%
AbbVie, Inc. 4.80%, 3/15/2027	90,000	90,706
Astrazeneca Finance LLC 4.80%, 2/26/2027	90,000	90,848
Becton Dickinson & Co. 3.70%, 6/6/2027	95,000	93,093
Bristol-Myers Squibb Co. 1.13%, 11/13/2027	25,000	22,816

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Cencora, Inc. 3.45%, 12/15/2027	$35,000	$33,875
Cigna Group 3.40%, 3/1/2027	35,000	34,094
CVS Health Corp. 6.25%, 6/1/2027	60,000	61,803
Eli Lilly & Co. 4.50%, 2/9/2027	50,000	50,229
Merck & Co., Inc. 1.70%, 6/10/2027	31,000	29,123
Viatris, Inc. 2.30%, 6/22/2027	70,000	65,712
		572,299
PIPELINES — 2.7%
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	40,000	40,312
Energy Transfer LP 5.50%, 6/1/2027	55,000	55,968
Enterprise Products Operating LLC 4.60%, 1/11/2027	30,000	30,076
ONEOK, Inc.:
4.00%, 7/13/2027	8,000	7,864
4.25%, 9/24/2027	40,000	39,593
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	25,000	25,116
Targa Resources Corp. 5.20%, 7/1/2027	40,000	40,514
		239,443
REAL ESTATE INVESTMENT TRUSTS — 2.4%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2027	31,000	30,537
American Tower Corp. 3.55%, 7/15/2027	35,000	34,056
Brixmor Operating Partnership LP 3.90%, 3/15/2027	35,000	34,292
Crown Castle, Inc. 3.65%, 9/1/2027	20,000	19,450
Extra Space Storage LP 3.88%, 12/15/2027	35,000	34,223
Highwoods Realty LP 3.88%, 3/1/2027	35,000	34,055
Tanger Properties LP 3.88%, 7/15/2027	20,000	19,440
		206,053
RETAIL — 2.9%
AutoNation, Inc. 3.80%, 11/15/2027	85,000	82,530
Costco Wholesale Corp. 3.00%, 5/18/2027	80,000	77,918
Dollar General Corp. 4.63%, 11/1/2027	30,000	29,863
Lowe's Cos., Inc. 3.35%, 4/1/2027	65,000	63,275
		253,586
Security Description	Principal Amount	Value
SEMICONDUCTORS — 3.8%
Applied Materials, Inc. 3.30%, 4/1/2027	$40,000	$39,054
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	67,000	66,021
Broadcom, Inc. 5.05%, 7/12/2027	70,000	70,731
Intel Corp. 3.75%, 8/5/2027	65,000	63,388
Micron Technology, Inc. 4.19%, 2/15/2027	40,000	39,533
QUALCOMM, Inc. 3.25%, 5/20/2027	50,000	48,678
		327,405
SHIPBUILDING — 0.2%
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	20,000	19,239
SOFTWARE — 3.1%
Fiserv, Inc. 5.15%, 3/15/2027	40,000	40,490
Oracle Corp.:
2.80%, 4/1/2027	25,000	24,053
3.25%, 11/15/2027	90,000	86,955
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	25,000	24,474
VMware LLC 4.65%, 5/15/2027	90,000	89,974
		265,946
TELECOMMUNICATIONS — 4.1%
AT&T, Inc.:
2.30%, 6/1/2027	100,000	94,620
3.80%, 2/15/2027	25,000	24,593
4.25%, 3/1/2027	50,000	49,680
T-Mobile USA, Inc. 3.75%, 4/15/2027	75,000	73,506
Verizon Communications, Inc.:
3.00%, 3/22/2027	60,000	58,030
4.13%, 3/16/2027	55,000	54,517
		354,946
TOYS/GAMES/HOBBIES — 0.2%
Hasbro, Inc. 3.50%, 9/15/2027	20,000	19,417
TRANSPORTATION — 1.2%
Norfolk Southern Corp.:
3.15%, 6/1/2027	35,000	33,921
7.80%, 5/15/2027	40,000	42,998
United Parcel Service, Inc. 3.05%, 11/15/2027	25,000	24,123
		101,042
TOTAL CORPORATE BONDS & NOTES (Cost $8,612,605)		8,557,146

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2027 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional Treasury Plus Fund - Premier Class 4.59% (d) (e) (Cost $70,751)	70,751	$70,751
TOTAL INVESTMENTS — 99.2% (Cost $8,683,356)		8,627,897
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		71,246
NET ASSETS — 100.0%		$8,699,143
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of November 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2024.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,557,146	$—	$8,557,146
Short-Term Investment	70,751	—	—	70,751
TOTAL INVESTMENTS	$70,751	$8,557,146	$—	$8,627,897

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/24	Value at 11/30/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$226,265	$155,514	$—	$—	70,751	$70,751	$729
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.9%
AEROSPACE & DEFENSE — 2.1%
Howmet Aerospace, Inc. 6.75%, 1/15/2028	$62,000	$65,587
L3Harris Technologies, Inc. 4.40%, 6/15/2028	62,000	61,453
		127,040
AGRICULTURE — 3.0%
Bunge Ltd. Finance Corp. 4.10%, 1/7/2028	62,000	60,998
Philip Morris International, Inc. 5.25%, 9/7/2028	125,000	127,931
		188,929
AUTO MANUFACTURERS — 2.1%
Toyota Motor Corp. 5.12%, 7/13/2028	125,000	127,824
BANKS — 18.7%
Bank of America Corp. SOFR + 1.63%, 5.20%, 4/25/2029 (a)	250,000	253,173
Citigroup, Inc. 3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (a)	155,000	151,641
Deutsche Bank AG SOFR + 1.59%, 5.71%, 2/8/2028 (a)	187,000	189,487
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (a)	124,000	121,815
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (a)	187,000	182,834
Morgan Stanley Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (a)	134,000	135,569
Wells Fargo & Co. Series MTN, 4.15%, 1/24/2029	125,000	122,540
		1,157,059
BEVERAGES — 1.0%
Constellation Brands, Inc. 4.65%, 11/15/2028	62,000	61,934
BIOTECHNOLOGY — 0.7%
Amgen, Inc. 1.65%, 8/15/2028	45,000	40,560
CHEMICALS — 2.0%
Dow Chemical Co. 4.80%, 11/30/2028	62,000	62,301
Eastman Chemical Co. 4.50%, 12/1/2028	62,000	61,564
		123,865
Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 1.0%
Kenvue, Inc. 5.05%, 3/22/2028	$62,000	$63,357
DISTRIBUTION & WHOLESALE — 1.0%
LKQ Corp. 5.75%, 6/15/2028	62,000	63,385
DIVERSIFIED FINANCIAL SERVICES — 2.5%
Charles Schwab Corp. 3.20%, 1/25/2028	25,000	24,027
Jefferies Financial Group, Inc. 5.88%, 7/21/2028	125,000	128,980
		153,007
ELECTRIC — 8.1%
American Electric Power Co., Inc. Series J, 4.30%, 12/1/2028	62,000	61,214
Duke Energy Carolinas LLC Series A, 6.00%, 12/1/2028	62,000	65,118
Edison International 5.25%, 11/15/2028	62,000	62,750
Exelon Corp. 5.15%, 3/15/2028	62,000	62,890
Georgia Power Co. 4.65%, 5/16/2028	62,000	62,231
Pacific Gas & Electric Co. 3.75%, 7/1/2028	62,000	59,785
San Diego Gas & Electric Co. 4.95%, 8/15/2028	62,000	62,805
Southern Co. 4.85%, 6/15/2028	62,000	62,624
		499,417
ELECTRONICS — 0.9%
Vontier Corp. 2.40%, 4/1/2028	62,000	56,698
FOOD — 3.0%
Campbell's Co. 4.15%, 3/15/2028	62,000	61,031
Conagra Brands, Inc. 4.85%, 11/1/2028	62,000	62,195
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.13%, 2/1/2028	62,000	62,244
		185,470
HEALTH CARE PRODUCTS — 1.1%
Baxter International, Inc. 2.27%, 12/1/2028	40,000	36,312
Stryker Corp. 4.85%, 12/8/2028	31,000	31,358
		67,670
HEALTH CARE SERVICES — 3.0%
Centene Corp. 4.25%, 12/15/2027	62,000	60,071

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
HCA, Inc. 5.63%, 9/1/2028	$125,000	$127,765
		187,836
INSURANCE — 2.0%
American International Group, Inc. 4.20%, 4/1/2028	62,000	61,143
Lincoln National Corp. 3.80%, 3/1/2028	62,000	60,268
		121,411
MACHINERY-DIVERSIFIED — 2.0%
CNH Industrial Capital LLC 4.55%, 4/10/2028	62,000	61,614
Ingersoll Rand, Inc. 5.40%, 8/14/2028	62,000	63,493
		125,107
MEDIA — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.75%, 2/15/2028	125,000	120,061
MINING — 2.1%
Glencore Funding LLC 6.13%, 10/6/2028 (b)	125,000	130,661
OFFICE & BUSINESS EQUIPMENT — 1.0%
CDW LLC/CDW Finance Corp. 4.25%, 4/1/2028	62,000	60,516
OIL & GAS — 4.0%
BP Capital Markets America, Inc. 4.23%, 11/6/2028	62,000	61,356
Occidental Petroleum Corp. 6.38%, 9/1/2028	62,000	64,695
Ovintiv, Inc. 5.65%, 5/15/2028	62,000	63,303
TotalEnergies Capital SA 3.88%, 10/11/2028	62,000	60,841
		250,195
OIL & GAS SERVICES — 1.0%
Schlumberger Investment SA 4.50%, 5/15/2028	62,000	62,073
PACKAGING & CONTAINERS — 1.0%
Berry Global, Inc. 5.50%, 4/15/2028	62,000	63,045
PHARMACEUTICALS — 6.2%
Astrazeneca Finance LLC 4.88%, 3/3/2028	125,000	126,686
Becton Dickinson & Co. 4.69%, 2/13/2028	100,000	100,357
CVS Health Corp. 4.30%, 3/25/2028	62,000	60,855
Mylan, Inc. 4.55%, 4/15/2028	35,000	34,546
Security Description	Principal Amount	Value
Pfizer, Inc. 3.60%, 9/15/2028	$62,000	$60,441
		382,885
PIPELINES — 4.1%
Cheniere Energy, Inc. 4.63%, 10/15/2028	62,000	61,337
Energy Transfer LP 6.10%, 12/1/2028	62,000	65,083
ONEOK, Inc. 5.65%, 11/1/2028	62,000	63,989
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 1/15/2028	62,000	61,808
		252,217
REAL ESTATE INVESTMENT TRUSTS — 5.0%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	94,000	91,990
American Homes 4 Rent LP 4.25%, 2/15/2028	94,000	92,600
Extra Space Storage LP 5.70%, 4/1/2028	62,000	63,932
Federal Realty OP LP 5.38%, 5/1/2028	62,000	63,158
		311,680
RETAIL — 3.1%
AutoNation, Inc. 3.80%, 11/15/2027	62,000	60,198
Genuine Parts Co. 6.50%, 11/1/2028	62,000	65,731
Lowe's Cos., Inc. 6.88%, 2/15/2028	62,000	66,039
		191,968
SEMICONDUCTORS — 5.0%
Broadcom, Inc. 4.11%, 9/15/2028	125,000	122,900
Intel Corp. 4.88%, 2/10/2028	62,000	62,125
Micron Technology, Inc. 5.38%, 4/15/2028	125,000	127,472
		312,497
SHIPBUILDING — 0.9%
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	62,000	56,049
SOFTWARE — 3.4%
Concentrix Corp. 6.60%, 8/2/2028	31,000	31,717
Fidelity National Information Services, Inc. 1.65%, 3/1/2028	62,000	56,369
Oracle Corp. 4.50%, 5/6/2028	125,000	124,839
		212,925

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2028 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 5.0%
T-Mobile USA, Inc. 4.80%, 7/15/2028	$125,000	$125,446
Verizon Communications, Inc. 4.33%, 9/21/2028	187,000	185,291
		310,737
TOTAL CORPORATE BONDS & NOTES (Cost $6,140,751)		6,068,078
	Shares
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional Treasury Plus Fund - Premier Class 4.59% (c) (d) (Cost $60,201)	60,201	60,201
TOTAL INVESTMENTS — 98.9% (Cost $6,200,952)		6,128,279
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		67,575
NET ASSETS — 100.0%		$6,195,854

(a)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.1% of net assets as of November 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2024.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,068,078	$—	$6,068,078
Short-Term Investment	60,201	—	—	60,201
TOTAL INVESTMENTS	$60,201	$6,068,078	$—	$6,128,279

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/24	Value at 11/30/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$377,340	$317,139	$—	$—	60,201	$60,201	$550
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.2%
AEROSPACE & DEFENSE — 1.6%
L3Harris Technologies, Inc. 5.05%, 6/1/2029	$100,000	$101,258
AGRICULTURE — 2.5%
Philip Morris International, Inc. 5.63%, 11/17/2029	150,000	156,232
AUTO MANUFACTURERS — 5.7%
Ford Motor Credit Co. LLC 5.11%, 5/3/2029	200,000	196,752
General Motors Financial Co., Inc. 5.55%, 7/15/2029	150,000	153,546
		350,298
BANKS — 12.1%
Bank of America Corp. Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (a)	100,000	96,716
Citigroup, Inc. SOFR + 1.36%, 5.17%, 2/13/2030 (a)	75,000	75,879
Deutsche Bank AG SOFR + 2.51%, 6.82%, 11/20/2029 (a)	150,000	158,555
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (a)	150,000	143,604
Morgan Stanley SOFR + 1.45%, 5.17%, 1/16/2030 (a)	75,000	75,984
U.S. Bancorp Series DMTN, 3.00%, 7/30/2029	130,000	120,384
Wells Fargo & Co. SOFR + 1.50%, 5.20%, 1/23/2030 (a)	75,000	76,124
		747,246
BEVERAGES — 1.6%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/2029	100,000	101,065
BIOTECHNOLOGY — 1.5%
Amgen, Inc. 4.05%, 8/18/2029	50,000	48,692
Royalty Pharma PLC 5.15%, 9/2/2029	40,000	40,306
		88,998
CHEMICALS — 3.4%
Dow Chemical Co. 7.38%, 11/1/2029	100,000	111,248
Eastman Chemical Co. 5.00%, 8/1/2029	100,000	100,906
		212,154
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 1.4%
Verisk Analytics, Inc. 4.13%, 3/15/2029	$90,000	$88,332
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Charles Schwab Corp. 4.00%, 2/1/2029	45,000	44,088
ELECTRIC — 8.5%
AEP Texas, Inc. 5.45%, 5/15/2029	50,000	51,378
DTE Energy Co. Series C, 3.40%, 6/15/2029	50,000	47,329
Duke Energy Corp. 4.85%, 1/5/2029	50,000	50,316
Edison International 5.45%, 6/15/2029	50,000	51,100
Exelon Corp. 5.15%, 3/15/2029	75,000	76,268
Georgia Power Co. Series B, 2.65%, 9/15/2029	50,000	45,920
Pacific Gas & Electric Co. 5.55%, 5/15/2029	50,000	51,280
PacifiCorp 5.10%, 2/15/2029	75,000	76,205
Southern California Edison Co. 5.15%, 6/1/2029	75,000	76,354
		526,150
ELECTRONICS — 0.8%
Honeywell International, Inc. 4.88%, 9/1/2029	50,000	50,918
ENTERTAINMENT — 0.6%
Warnermedia Holdings, Inc. 4.05%, 3/15/2029	40,000	37,875
FOOD — 1.6%
Campbell's Co. 5.20%, 3/21/2029	50,000	50,907
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.00%, 2/2/2029	50,000	46,245
		97,152
HEALTH CARE PRODUCTS — 1.6%
GE HealthCare Technologies, Inc. 4.80%, 8/14/2029	75,000	75,134
Thermo Fisher Scientific, Inc. 5.00%, 1/31/2029	25,000	25,479
		100,613
HEALTH CARE SERVICES — 3.9%
Centene Corp. 4.63%, 12/15/2029	100,000	95,852
HCA, Inc. 4.13%, 6/15/2029	150,000	144,948
		240,800

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 4.0%
Allstate Corp. 5.05%, 6/24/2029	$100,000	$101,529
Brown & Brown, Inc. 4.50%, 3/15/2029	50,000	49,389
Corebridge Financial, Inc. 3.85%, 4/5/2029	50,000	48,187
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029	50,000	45,959
		245,064
INTERNET — 0.4%
Amazon.com, Inc. 3.45%, 4/13/2029	25,000	24,219
IRON/STEEL — 1.6%
ArcelorMittal SA 4.25%, 7/16/2029	100,000	98,054
IT SERVICES — 1.6%
IBM International Capital Pte. Ltd. 4.60%, 2/5/2029	100,000	100,245
MACHINERY-DIVERSIFIED — 1.7%
CNH Industrial Capital LLC 5.10%, 4/20/2029	50,000	50,648
Ingersoll Rand, Inc. 5.18%, 6/15/2029	50,000	50,869
		101,517
MEDIA — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 1/15/2029	95,000	84,435
Fox Corp. 4.71%, 1/25/2029	50,000	50,029
		134,464
OIL & GAS — 6.2%
BP Capital Markets America, Inc. 4.97%, 10/17/2029	95,000	96,417
Diamondback Energy, Inc. 3.50%, 12/1/2029	100,000	94,032
Marathon Oil Corp. 5.30%, 4/1/2029	50,000	51,507
Occidental Petroleum Corp. 5.20%, 8/1/2029	50,000	50,335
TotalEnergies Capital International SA 3.46%, 2/19/2029	95,000	91,294
		383,585
PACKAGING & CONTAINERS — 0.8%
WRKCo, Inc. 4.90%, 3/15/2029	50,000	50,091
Security Description	Principal Amount	Value
PHARMACEUTICALS — 4.5%
AbbVie, Inc. 4.80%, 3/15/2029	$100,000	$100,955
Becton Dickinson & Co. 5.08%, 6/7/2029	100,000	101,487
Bristol-Myers Squibb Co. 3.40%, 7/26/2029	50,000	47,654
CVS Health Corp. 5.40%, 6/1/2029	25,000	25,440
		275,536
PIPELINES — 4.9%
Cheniere Energy Partners LP 4.50%, 10/1/2029	75,000	73,316
Energy Transfer LP 5.25%, 7/1/2029	75,000	76,303
ONEOK, Inc. 4.35%, 3/15/2029	75,000	73,739
Targa Resources Corp. 6.15%, 3/1/2029	75,000	78,887
		302,245
REAL ESTATE INVESTMENT TRUSTS — 6.2%
Alexandria Real Estate Equities, Inc. 4.50%, 7/30/2029	50,000	49,293
American Homes 4 Rent LP 4.90%, 2/15/2029	50,000	50,137
American Tower Corp. 3.80%, 8/15/2029	100,000	95,936
COPT Defense Properties LP 2.00%, 1/15/2029	50,000	44,285
Extra Space Storage LP 4.00%, 6/15/2029	50,000	48,437
Regency Centers LP 2.95%, 9/15/2029	100,000	92,767
		380,855
RETAIL — 2.8%
Genuine Parts Co. 4.95%, 8/15/2029	100,000	100,052
Home Depot, Inc. 4.75%, 6/25/2029	25,000	25,291
Lowe's Cos., Inc. 3.65%, 4/5/2029	50,000	48,070
		173,413
SEMICONDUCTORS — 5.6%
Applied Materials, Inc. 4.80%, 6/15/2029	82,000	83,184
Broadcom, Inc. 5.05%, 7/12/2029	160,000	161,917
Intel Corp. 4.00%, 8/5/2029	50,000	48,309
Micron Technology, Inc. 6.75%, 11/1/2029	50,000	53,914
		347,324

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2029 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFTWARE — 2.1%
Adobe, Inc. 4.80%, 4/4/2029	$25,000	$25,400
Oracle Corp. 6.15%, 11/9/2029	50,000	53,117
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	50,000	51,140
		129,657
TELECOMMUNICATIONS — 3.5%
Cisco Systems, Inc. 4.85%, 2/26/2029	25,000	25,433
T-Mobile USA, Inc. 3.38%, 4/15/2029	100,000	94,539
Verizon Communications, Inc. 4.02%, 12/3/2029	100,000	97,098
		217,070
TRANSPORTATION — 0.8%
United Parcel Service, Inc. 3.40%, 3/15/2029	50,000	48,048
TRUCKING & LEASING — 0.8%
GATX Corp. 4.70%, 4/1/2029	50,000	49,916
TOTAL CORPORATE BONDS & NOTES (Cost $6,077,578)		6,004,482

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.5%
State Street Institutional Treasury Plus Fund - Premier Class 4.59% (b) (c) (Cost $93,121)	93,121	$93,121
TOTAL INVESTMENTS — 98.7% (Cost $6,170,699)		6,097,603
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		79,359
NET ASSETS — 100.0%		$6,176,962
(a)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at November 30, 2024.
DMTN	Domestic Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,004,482	$—	$6,004,482
Short-Term Investment	93,121	—	—	93,121
TOTAL INVESTMENTS	$93,121	$6,004,482	$—	$6,097,603

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/24	Value at 11/30/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$283,523	$190,402	$—	$—	93,121	$93,121	$735
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc. 4.75%, 3/30/2030	$12,000	$11,957
AEROSPACE & DEFENSE — 0.9%
Boeing Co. 5.15%, 5/1/2030	25,000	24,908
Northrop Grumman Corp. 4.40%, 5/1/2030	30,000	29,625
		54,533
AGRICULTURE — 2.5%
BAT Capital Corp. 6.34%, 8/2/2030	40,000	42,611
Philip Morris International, Inc. 5.50%, 9/7/2030	110,000	113,958
		156,569
APPAREL — 0.5%
NIKE, Inc. 2.85%, 3/27/2030	30,000	27,710
AUTO MANUFACTURERS — 4.0%
Ford Motor Credit Co. LLC 4.00%, 11/13/2030	200,000	183,440
General Motors Financial Co., Inc. 5.85%, 4/6/2030	60,000	62,244
		245,684
BANKS — 9.6%
Bank of America Corp. SOFR + 2.15%, 2.59%, 4/29/2031 (a)	100,000	89,167
Citigroup, Inc. SOFR + 3.91%, 4.41%, 3/31/2031 (a)	50,000	48,761
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	100,000	95,254
SOFR + 1.21%, 5.05%, 7/23/2030 (a)	100,000	100,690
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (a)	15,000	15,189
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (a)	100,000	98,550
Morgan Stanley Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (a)	75,000	70,637
U.S. Bancorp SOFR + 1.25%, 5.10%, 7/23/2030 (a)	20,000	20,205
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (a)	50,000	49,125
		587,578
Security Description	Principal Amount	Value
BEVERAGES — 2.0%
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 6/1/2030	$80,000	$76,189
Constellation Brands, Inc. 2.88%, 5/1/2030	50,000	45,334
		121,523
BIOTECHNOLOGY — 1.9%
Amgen, Inc. 5.25%, 3/2/2030	45,000	46,026
Gilead Sciences, Inc. 1.65%, 10/1/2030	35,000	29,658
Royalty Pharma PLC 2.20%, 9/2/2030	50,000	42,972
		118,656
CHEMICALS — 0.7%
EIDP, Inc. 2.30%, 7/15/2030	50,000	44,281
COMPUTERS — 1.8%
Leidos, Inc. 4.38%, 5/15/2030	115,000	111,081
CONSTRUCTION MATERIALS — 1.9%
Carrier Global Corp. 2.72%, 2/15/2030	130,000	117,720
COSMETICS/PERSONAL CARE — 1.0%
Kenvue, Inc. 5.00%, 3/22/2030	60,000	61,395
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Air Lease Corp. 3.13%, 12/1/2030	50,000	45,223
Jefferies Financial Group, Inc. 4.15%, 1/23/2030	60,000	57,866
		103,089
ELECTRIC — 8.6%
AEP Texas, Inc. Series I, 2.10%, 7/1/2030	50,000	43,388
Consolidated Edison Co. of New York, Inc. Series 20A, 3.35%, 4/1/2030	100,000	94,093
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	20,000	18,653
Duke Energy Corp. 2.45%, 6/1/2030	70,000	62,107
Exelon Corp. 4.05%, 4/15/2030	70,000	67,501
FirstEnergy Corp. 2.65%, 3/1/2030	50,000	44,890
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	50,000	47,665
Oncor Electric Delivery Co. LLC 2.75%, 5/15/2030	15,000	13,653
Pacific Gas & Electric Co. 4.55%, 7/1/2030	60,000	58,762

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Southern Co. Series A, 3.70%, 4/30/2030	$80,000	$76,078
		526,790
ELECTRICAL COMPONENTS & EQUIPMENT — 1.0%
Emerson Electric Co. 1.95%, 10/15/2030	70,000	60,719
ELECTRONICS — 1.6%
Honeywell International, Inc. 4.70%, 2/1/2030	100,000	100,536
FOOD — 1.9%
Campbell's Co. 2.38%, 4/24/2030	50,000	44,252
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.50%, 1/15/2030	50,000	50,353
Kraft Heinz Foods Co. 3.75%, 4/1/2030	20,000	19,137
		113,742
HEALTH CARE PRODUCTS — 1.5%
Baxter International, Inc. 3.95%, 4/1/2030	50,000	47,797
Stryker Corp. 1.95%, 6/15/2030	50,000	43,431
		91,228
HEALTH CARE SERVICES — 2.3%
HCA, Inc. 3.50%, 9/1/2030	75,000	69,242
UnitedHealth Group, Inc. 5.30%, 2/15/2030	71,000	73,272
		142,514
INSURANCE — 3.2%
Allstate Corp. 1.45%, 12/15/2030	50,000	41,203
Berkshire Hathaway Finance Corp. 1.85%, 3/12/2030	20,000	17,595
Lincoln National Corp. 3.05%, 1/15/2030	50,000	45,811
Progressive Corp. 3.20%, 3/26/2030	50,000	46,665
Prudential Financial, Inc. Series MTN, 2.10%, 3/10/2030	50,000	44,545
		195,819
INTERNET — 0.4%
Amazon.com, Inc. 1.50%, 6/3/2030	20,000	17,109
Meta Platforms, Inc. 4.80%, 5/15/2030	10,000	10,199
		27,308
IT SERVICES — 1.0%
Apple, Inc. 4.15%, 5/10/2030	60,000	60,130
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.8%
Flowserve Corp. 3.50%, 10/1/2030	$50,000	$46,302
MEDIA — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 4/1/2031	50,000	42,889
Discovery Communications LLC 3.63%, 5/15/2030	20,000	18,142
Fox Corp. 3.50%, 4/8/2030	50,000	47,040
		108,071
MINING — 1.8%
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	50,000	49,088
Glencore Funding LLC 2.50%, 9/1/2030 (b)	50,000	43,987
Newmont Corp. 2.25%, 10/1/2030	20,000	17,513
		110,588
OFFICE & BUSINESS EQUIPMENT — 0.3%
CDW LLC/CDW Finance Corp. 5.10%, 3/1/2030	20,000	19,960
OIL & GAS — 7.3%
BP Capital Markets America, Inc. 1.75%, 8/10/2030	70,000	59,995
Diamondback Energy, Inc. 5.15%, 1/30/2030	60,000	60,788
Exxon Mobil Corp. 2.61%, 10/15/2030	100,000	90,314
Occidental Petroleum Corp. 6.63%, 9/1/2030	70,000	74,290
Ovintiv, Inc. 8.13%, 9/15/2030	50,000	56,876
Pioneer Natural Resources Co. 1.90%, 8/15/2030	5,000	4,315
Shell Finance U.S., Inc. 2.75%, 4/6/2030	50,000	45,812
TotalEnergies Capital International SA 2.83%, 1/10/2030	60,000	55,326
		447,716
OIL & GAS SERVICES — 1.0%
Halliburton Co. 2.92%, 3/1/2030	20,000	18,269
Schlumberger Investment SA 2.65%, 6/26/2030	50,000	45,242
		63,511
PACKAGING & CONTAINERS — 0.7%
Sonoco Products Co. 3.13%, 5/1/2030	50,000	45,876

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
PHARMACEUTICALS — 4.6%
AbbVie, Inc. 4.95%, 3/15/2031	$50,000	$50,643
Becton Dickinson & Co. 2.82%, 5/20/2030	75,000	67,928
CVS Health Corp. 5.13%, 2/21/2030	40,000	40,070
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2030	100,000	100,121
Viatris, Inc. 2.70%, 6/22/2030	30,000	26,332
		285,094
PIPELINES — 5.6%
Energy Transfer LP 6.40%, 12/1/2030	95,000	101,762
Enterprise Products Operating LLC 2.80%, 1/31/2030	20,000	18,329
ONEOK, Inc.:
3.10%, 3/15/2030	30,000	27,531
5.80%, 11/1/2030	60,000	62,634
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	60,000	58,908
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 3/1/2030	75,000	75,996
		345,160
REAL ESTATE INVESTMENT TRUSTS — 3.9%
Alexandria Real Estate Equities, Inc. 4.90%, 12/15/2030	50,000	50,080
Crown Castle, Inc. 3.30%, 7/1/2030	50,000	45,915
Essex Portfolio LP 3.00%, 1/15/2030	50,000	45,714
Extra Space Storage LP 5.50%, 7/1/2030	50,000	51,462
Federal Realty OP LP 3.50%, 6/1/2030	50,000	46,485
		239,656
RETAIL — 4.2%
AutoNation, Inc. 4.75%, 6/1/2030	60,000	58,951
AutoZone, Inc. 4.00%, 4/15/2030	20,000	19,298
Genuine Parts Co. 1.88%, 11/1/2030	50,000	42,056
Lowe's Cos., Inc. 4.50%, 4/15/2030	60,000	59,473
McDonald's Corp. Series MTN, 3.60%, 7/1/2030	20,000	18,985
Target Corp. 2.35%, 2/15/2030	20,000	17,984
Security Description	Principal Amount	Value
Tractor Supply Co. 1.75%, 11/1/2030	$50,000	$42,253
		259,000
SEMICONDUCTORS — 7.6%
Broadcom, Inc. 4.15%, 11/15/2030	110,000	106,492
Intel Corp. 5.13%, 2/10/2030	100,000	101,276
Micron Technology, Inc. 4.66%, 2/15/2030	110,000	108,838
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 5/1/2030	50,000	46,372
Xilinx, Inc. 2.38%, 6/1/2030	120,000	107,228
		470,206
SHIPBUILDING — 0.8%
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	50,000	47,776
SOFTWARE — 0.8%
Oracle Corp. 4.65%, 5/6/2030	50,000	49,987
TELECOMMUNICATIONS — 5.2%
AT&T, Inc. 4.30%, 2/15/2030	50,000	49,056
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	60,000	70,765
T-Mobile USA, Inc. 3.88%, 4/15/2030	110,000	105,127
Verizon Communications, Inc. 3.15%, 3/22/2030	100,000	92,630
		317,578
TRANSPORTATION — 1.1%
United Parcel Service, Inc. 4.45%, 4/1/2030	70,000	69,923
TOTAL CORPORATE BONDS & NOTES (Cost $6,095,802)		6,006,966
	Shares
SHORT-TERM INVESTMENT — 1.4%
State Street Institutional Treasury Plus Fund - Premier Class 4.59% (c) (d) (Cost $88,071)	88,071	88,071
TOTAL INVESTMENTS — 99.1% (Cost $6,183,873)		6,095,037
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		57,645
NET ASSETS — 100.0%		$6,152,682

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2030 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of November 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2024.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$6,006,966	$—	$6,006,966
Short-Term Investment	88,071	—	—	88,071
TOTAL INVESTMENTS	$88,071	$6,006,966	$—	$6,095,037

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/24	Value at 11/30/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$343,988	$255,917	$—	$—	88,071	$88,071	$662
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
AEROSPACE & DEFENSE — 2.9%
Boeing Co. 6.39%, 5/1/2031 (a)	$25,000	$26,351
Howmet Aerospace, Inc. 4.85%, 10/15/2031	35,000	35,022
L3Harris Technologies, Inc. 5.25%, 6/1/2031	40,000	40,806
RTX Corp. 6.00%, 3/15/2031	40,000	42,601
		144,780
AGRICULTURE — 4.2%
BAT Capital Corp. 5.83%, 2/20/2031	70,000	73,000
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	53,100
Philip Morris International, Inc. 5.13%, 2/13/2031	80,000	81,437
		207,537
AUTO MANUFACTURERS — 4.0%
American Honda Finance Corp. Series GMTN, 5.05%, 7/10/2031	20,000	20,224
Ford Motor Co. 3.25%, 2/12/2032	75,000	64,023
General Motors Financial Co., Inc. 5.60%, 6/18/2031	70,000	71,472
Toyota Motor Credit Corp. 5.10%, 3/21/2031	40,000	40,813
		196,532
BANKS — 7.0%
Bank of America Corp. SOFR + 1.32%, 2.69%, 4/22/2032 (b)	100,000	87,720
Bank of Montreal 5.51%, 6/4/2031	50,000	51,561
Citigroup, Inc. SOFR + 1.17%, 2.56%, 5/1/2032 (b)	60,000	51,879
Goldman Sachs Group, Inc. SOFR + 1.28%, 2.62%, 4/22/2032 (b)	60,000	52,216
Huntington Bancshares, Inc. SOFR + 1.28%, 5.27%, 1/15/2031 (b)	15,000	15,189
JPMorgan Chase & Co. 3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b)	100,000	87,208
		345,773
BEVERAGES — 0.6%
Keurig Dr. Pepper, Inc. Series 10, 5.20%, 3/15/2031	30,000	30,644
Security Description	Principal Amount	Value
BIOTECHNOLOGY — 1.4%
Illumina, Inc. 2.55%, 3/23/2031	$25,000	$21,589
Royalty Pharma PLC 2.15%, 9/2/2031	60,000	50,155
		71,744
COMMERCIAL SERVICES — 0.4%
Equifax, Inc. 2.35%, 9/15/2031	25,000	21,257
COMPUTERS — 0.9%
Leidos, Inc. 2.30%, 2/15/2031	50,000	42,839
CONSTRUCTION MATERIALS — 0.5%
Carrier Global Corp. 2.70%, 2/15/2031	30,000	26,566
DIVERSIFIED FINANCIAL SERVICES — 2.7%
Air Lease Corp. Series MTN, 5.20%, 7/15/2031	25,000	25,233
Charles Schwab Corp. 2.30%, 5/13/2031	50,000	43,357
Jefferies Financial Group, Inc. 2.63%, 10/15/2031	50,000	42,828
Mastercard, Inc. 2.00%, 11/18/2031	25,000	21,270
		132,688
ELECTRIC — 9.4%
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	25,000	22,028
CenterPoint Energy, Inc. 2.65%, 6/1/2031	50,000	43,810
DTE Electric Co. Series C, 2.63%, 3/1/2031	50,000	44,643
Duke Energy Florida LLC 2.40%, 12/15/2031	75,000	64,394
National Rural Utilities Cooperative Finance Corp. Series GMTN, 5.00%, 2/7/2031	50,000	51,054
Pacific Gas & Electric Co. 3.25%, 6/1/2031	75,000	67,663
PacifiCorp 5.30%, 2/15/2031	50,000	51,314
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	50,000	43,171
Southern California Edison Co. 5.45%, 6/1/2031	50,000	51,700
Virginia Electric & Power Co. 2.30%, 11/15/2031	25,000	21,381
		461,158
ELECTRONICS — 1.4%
Agilent Technologies, Inc. 2.30%, 3/12/2031	20,000	17,302
Honeywell International, Inc. 4.95%, 9/1/2031	25,000	25,479

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Vontier Corp. 2.95%, 4/1/2031	$30,000	$26,151
		68,932
FOOD — 1.5%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.75%, 12/1/2031	80,000	72,230
HEALTH CARE PRODUCTS — 1.4%
Revvity, Inc. 2.55%, 3/15/2031	20,000	17,215
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	30,000	25,386
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	30,000	26,050
		68,651
HEALTH CARE SERVICES — 4.0%
Centene Corp. 2.63%, 8/1/2031	40,000	33,495
HCA, Inc. 5.45%, 4/1/2031	85,000	86,265
Humana, Inc. 5.38%, 4/15/2031	25,000	25,282
UnitedHealth Group, Inc. 4.90%, 4/15/2031	50,000	50,683
		195,725
HOUSEHOLD PRODUCTS & WARES — 0.7%
Church & Dwight Co., Inc. 2.30%, 12/15/2031	40,000	34,045
INSURANCE — 3.5%
Arthur J Gallagher & Co. 2.40%, 11/9/2031	40,000	34,074
Athene Holding Ltd. 3.50%, 1/15/2031	50,000	45,948
Brown & Brown, Inc. 2.38%, 3/15/2031	40,000	34,317
Corebridge Financial, Inc. 3.90%, 4/5/2032	25,000	23,227
Fidelity National Financial, Inc. 2.45%, 3/15/2031	40,000	34,408
		171,974
INTERNET — 0.5%
Amazon.com, Inc. 3.60%, 4/13/2032	25,000	23,525
IT SERVICES — 1.0%
Hewlett Packard Enterprise Co. 4.85%, 10/15/2031	50,000	49,594
MACHINERY-DIVERSIFIED — 1.4%
Ingersoll Rand, Inc. 5.31%, 6/15/2031	30,000	30,693
John Deere Capital Corp. Series MTN, 4.90%, 3/7/2031	40,000	40,606
		71,299
Security Description	Principal Amount	Value
MEDIA — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 4/1/2031	$80,000	$68,622
Comcast Corp. 1.95%, 1/15/2031	20,000	17,022
Paramount Global 4.95%, 1/15/2031	25,000	23,820
Walt Disney Co. 2.65%, 1/13/2031	30,000	26,920
		136,384
MINING — 0.9%
Glencore Funding LLC 2.85%, 4/27/2031 (a)	50,000	44,015
OFFICE & BUSINESS EQUIPMENT — 0.4%
CDW LLC/CDW Finance Corp. 3.57%, 12/1/2031	25,000	22,491
OIL & GAS — 4.8%
Diamondback Energy, Inc. 3.13%, 3/24/2031	60,000	54,047
Helmerich & Payne, Inc. 2.90%, 9/29/2031	40,000	34,198
Occidental Petroleum Corp. 6.13%, 1/1/2031	80,000	83,068
Ovintiv, Inc. 7.38%, 11/1/2031	60,000	66,635
		237,948
PACKAGING & CONTAINERS — 1.6%
Berry Global, Inc. 5.80%, 6/15/2031 (a)	55,000	56,882
WestRock MWV LLC 7.95%, 2/15/2031	20,000	23,024
		79,906
PHARMACEUTICALS — 5.5%
AbbVie, Inc. 4.95%, 3/15/2031	50,000	50,643
Astrazeneca Finance LLC 4.90%, 2/26/2031	40,000	40,613
Becton Dickinson & Co. 1.96%, 2/11/2031	25,000	21,171
Bristol-Myers Squibb Co. 5.75%, 2/1/2031	25,000	26,428
Cencora, Inc. 2.70%, 3/15/2031	20,000	17,633
Cigna Group 5.13%, 5/15/2031	30,000	30,383
CVS Health Corp.:
1.88%, 2/28/2031	30,000	24,689
5.55%, 6/1/2031	20,000	20,341
Novartis Capital Corp. 4.00%, 9/18/2031	40,000	38,691
		270,592

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 5.1%
Cheniere Energy Partners LP 4.00%, 3/1/2031	$60,000	$56,406
Kinder Morgan, Inc. 2.00%, 2/15/2031	30,000	25,573
ONEOK, Inc. 6.35%, 1/15/2031	50,000	53,576
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88%, 2/1/2031	80,000	78,671
Williams Cos., Inc. 2.60%, 3/15/2031	40,000	34,964
		249,190
REAL ESTATE INVESTMENT TRUSTS — 9.6%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	40,000	36,497
American Homes 4 Rent LP 2.38%, 7/15/2031	40,000	34,008
Brixmor Operating Partnership LP 2.50%, 8/16/2031	25,000	21,354
COPT Defense Properties LP 2.75%, 4/15/2031	40,000	34,478
Crown Castle, Inc. 2.50%, 7/15/2031	65,000	55,738
Essex Portfolio LP 2.55%, 6/15/2031	30,000	25,950
Extra Space Storage LP 5.90%, 1/15/2031	100,000	104,708
Highwoods Realty LP 2.60%, 2/1/2031	40,000	33,848
Invitation Homes Operating Partnership LP 2.00%, 8/15/2031	40,000	33,074
Kimco Realty OP LLC 2.25%, 12/1/2031	25,000	21,170
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	25,000	21,325
Tanger Properties LP 2.75%, 9/1/2031	20,000	17,082
Ventas Realty LP 2.50%, 9/1/2031	40,000	34,469
		473,701
RETAIL — 3.0%
AutoNation, Inc. 2.40%, 8/1/2031	50,000	41,723
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	35,000	31,020
Lowe's Cos., Inc. 2.63%, 4/1/2031	50,000	44,151
Starbucks Corp. 4.90%, 2/15/2031	30,000	30,440
		147,334
Security Description	Principal Amount	Value
SEMICONDUCTORS — 5.7%
Broadcom, Inc. 5.15%, 11/15/2031	$150,000	$152,644
Intel Corp. 5.00%, 2/21/2031	50,000	50,173
Micron Technology, Inc. 5.30%, 1/15/2031	75,000	76,128
		278,945
SOFTWARE — 2.6%
Oracle Corp. 2.88%, 3/25/2031	75,000	66,989
Roper Technologies, Inc. 1.75%, 2/15/2031	20,000	16,697
Salesforce, Inc. 1.95%, 7/15/2031	50,000	42,663
		126,349
TELECOMMUNICATIONS — 6.0%
AT&T, Inc. 2.75%, 6/1/2031	75,000	66,581
Cisco Systems, Inc. 4.95%, 2/26/2031	50,000	50,976
T-Mobile USA, Inc. 3.50%, 4/15/2031	120,000	110,935
Verizon Communications, Inc. 2.55%, 3/21/2031	75,000	65,702
		294,194
TRANSPORTATION — 0.6%
Canadian Pacific Railway Co. 2.45%, 12/2/2031	35,000	30,501
TOTAL CORPORATE BONDS & NOTES (Cost $4,923,282)		4,829,043
	Shares
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional Treasury Plus Fund - Premier Class 4.59% (c) (d) (Cost $46,247)	46,247	46,247
TOTAL INVESTMENTS — 98.9% (Cost $4,969,529)		4,875,290
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		52,878
NET ASSETS — 100.0%		$4,928,168

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2031 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of November 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2024.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,829,043	$—	$4,829,043
Short-Term Investment	46,247	—	—	46,247
TOTAL INVESTMENTS	$46,247	$4,829,043	$—	$4,875,290

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/24	Value at 11/30/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$467,782	$421,535	$—	$—	46,247	$46,247	$644
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.4%
AGRICULTURE — 2.1%
Philip Morris International, Inc. 5.75%, 11/17/2032	$100,000	$105,159
AUTO MANUFACTURERS — 3.6%
Ford Motor Co. 6.10%, 8/19/2032	100,000	102,183
General Motors Co. 5.60%, 10/15/2032	75,000	77,372
		179,555
BANKS — 7.7%
Bank of America Corp. SOFR + 1.83%, 4.57%, 4/27/2033 (a)	75,000	73,006
Citigroup, Inc. SOFR + 2.09%, 4.91%, 5/24/2033 (a)	50,000	49,464
Goldman Sachs Group, Inc. SOFR + 1.41%, 3.10%, 2/24/2033 (a)	50,000	44,167
Huntington Bancshares, Inc. SOFR + 2.05%, 5.02%, 5/17/2033 (a)	50,000	49,417
JPMorgan Chase & Co. SOFR + 1.80%, 4.59%, 4/26/2033 (a)	75,000	73,282
Morgan Stanley SOFR + 1.29%, 2.94%, 1/21/2033 (a)	50,000	43,789
Wells Fargo & Co. Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (a)	50,000	44,830
		377,955
BEVERAGES — 2.0%
Constellation Brands, Inc. 4.75%, 5/9/2032	50,000	49,388
PepsiCo, Inc. 3.90%, 7/18/2032	50,000	47,852
		97,240
BIOTECHNOLOGY — 0.6%
Amgen, Inc. 3.35%, 2/22/2032	35,000	31,776
CHEMICALS — 0.9%
Ecolab, Inc. 2.13%, 2/1/2032	50,000	42,334
COMPUTERS — 0.5%
Apple, Inc. 3.35%, 8/8/2032	25,000	23,408
DISTRIBUTION & WHOLESALE — 0.5%
LKQ Corp. 6.25%, 6/15/2033	25,000	26,282
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 3.6%
Air Lease Corp. Series MTN, 2.88%, 1/15/2032	$75,000	$65,395
Charles Schwab Corp. 2.90%, 3/3/2032	50,000	44,168
Discover Financial Services 6.70%, 11/29/2032	25,000	27,283
Jefferies Financial Group, Inc. 2.75%, 10/15/2032	50,000	42,072
		178,918
ELECTRIC — 11.9%
AEP Texas, Inc. 4.70%, 5/15/2032	100,000	98,053
CenterPoint Energy Houston Electric LLC Series AI, 4.45%, 10/1/2032	50,000	48,789
DTE Electric Co. Series A, 3.00%, 3/1/2032	50,000	44,863
Duke Energy Corp. 4.50%, 8/15/2032	100,000	97,222
Exelon Corp. 3.35%, 3/15/2032	100,000	90,539
Georgia Power Co. 4.70%, 5/15/2032	50,000	49,770
Pacific Gas & Electric Co. 5.90%, 6/15/2032	50,000	52,255
Southern California Edison Co. 5.95%, 11/1/2032	50,000	53,356
Southern Co. 5.70%, 10/15/2032	50,000	52,624
		587,471
ELECTRICAL COMPONENTS & EQUIPMENT — 1.1%
Emerson Electric Co. 6.00%, 8/15/2032	50,000	54,195
ELECTRONICS — 0.5%
Honeywell International, Inc. 4.75%, 2/1/2032	25,000	25,087
ENTERTAINMENT — 1.9%
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	105,000	94,871
ENVIRONMENTAL CONTROL — 0.5%
Waste Connections, Inc. 3.20%, 6/1/2032	25,000	22,418
FOOD — 1.7%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.00%, 5/15/2032	100,000	85,462
HEALTH CARE PRODUCTS — 0.5%
Thermo Fisher Scientific, Inc. 4.95%, 11/21/2032	25,000	25,344
HEALTH CARE SERVICES — 2.4%
HCA, Inc. 3.63%, 3/15/2032	75,000	67,704

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
UnitedHealth Group, Inc. 4.20%, 5/15/2032	$50,000	$48,393
		116,097
HOUSEHOLD PRODUCTS & WARES — 2.1%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	100,000	104,807
INSURANCE — 4.9%
Brown & Brown, Inc. 4.20%, 3/17/2032	50,000	47,032
Corebridge Financial, Inc. 3.90%, 4/5/2032	100,000	92,906
Lincoln National Corp. 3.40%, 3/1/2032	50,000	44,830
Progressive Corp. 6.25%, 12/1/2032	50,000	55,388
		240,156
INTERNET — 2.1%
Amazon.com, Inc. 4.70%, 12/1/2032	100,000	101,085
IRON/STEEL — 1.6%
ArcelorMittal SA 6.80%, 11/29/2032	50,000	54,776
Vale Overseas Ltd. 6.13%, 6/12/2033	25,000	25,799
		80,575
MACHINERY-DIVERSIFIED — 0.9%
Flowserve Corp. 2.80%, 1/15/2032	50,000	42,934
MEDIA — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 4/1/2033	75,000	68,658
MINING — 0.9%
Glencore Funding LLC 2.63%, 9/23/2031 (b)	50,000	43,078
MISCELLANEOUS MANUFACTURER — 0.5%
Eaton Corp. 4.00%, 11/2/2032	25,000	23,915
OIL & GAS — 3.0%
BP Capital Markets America, Inc. 2.72%, 1/12/2032	50,000	43,720
Marathon Oil Corp. 6.80%, 3/15/2032	50,000	56,412
Occidental Petroleum Corp. 5.38%, 1/1/2032	50,000	49,963
		150,095
PACKAGING & CONTAINERS — 1.9%
Sonoco Products Co. 2.85%, 2/1/2032	50,000	43,428
Security Description	Principal Amount	Value
WRKCo, Inc. 4.20%, 6/1/2032	$50,000	$47,713
		91,141
PHARMACEUTICALS — 3.0%
Becton Dickinson & Co. 4.30%, 8/22/2032	75,000	71,939
Bristol-Myers Squibb Co. 2.95%, 3/15/2032	45,000	40,121
Zoetis, Inc. 5.60%, 11/16/2032	35,000	36,716
		148,776
PIPELINES — 3.9%
Cheniere Energy Partners LP 3.25%, 1/31/2032	50,000	44,192
Kinder Morgan, Inc. 4.80%, 2/1/2033	50,000	48,713
ONEOK, Inc. 6.10%, 11/15/2032	50,000	52,980
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	50,000	46,531
		192,416
REAL ESTATE INVESTMENT TRUSTS — 5.4%
Alexandria Real Estate Equities, Inc. 2.00%, 5/18/2032	50,000	40,730
American Homes 4 Rent LP 3.63%, 4/15/2032	50,000	45,514
American Tower Corp. 4.05%, 3/15/2032	100,000	94,558
Extra Space Storage LP 2.35%, 3/15/2032	50,000	41,712
Simon Property Group LP 2.65%, 2/1/2032	50,000	43,333
		265,847
RETAIL — 5.0%
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	100,000	88,629
Genuine Parts Co. 2.75%, 2/1/2032	100,000	85,967
Lowe's Cos., Inc. 3.75%, 4/1/2032	50,000	46,678
Starbucks Corp. 3.00%, 2/14/2032	25,000	22,318
		243,592
SEMICONDUCTORS — 9.0%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	100,000	94,795
Broadcom, Inc. 4.30%, 11/15/2032	150,000	143,866
Intel Corp. 4.00%, 12/15/2032	50,000	46,465
Micron Technology, Inc. 2.70%, 4/15/2032	100,000	85,506

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2032 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
QUALCOMM, Inc. 4.25%, 5/20/2032	$50,000	$48,646
Texas Instruments, Inc. 3.65%, 8/16/2032	25,000	23,459
		442,737
SOFTWARE — 3.6%
Oracle Corp. 6.25%, 11/9/2032	100,000	108,392
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	75,000	70,837
		179,229
TELECOMMUNICATIONS — 5.2%
AT&T, Inc. 2.25%, 2/1/2032	100,000	84,308
T-Mobile USA, Inc. 2.70%, 3/15/2032	100,000	86,505
Verizon Communications, Inc. 2.36%, 3/15/2032	100,000	84,463
		255,276
TRANSPORTATION — 0.5%
Norfolk Southern Corp. 3.00%, 3/15/2032	25,000	22,296
TRUCKING & LEASING — 0.5%
GATX Corp. 3.50%, 6/1/2032	25,000	22,491
TOTAL CORPORATE BONDS & NOTES (Cost $4,900,188)		4,792,676

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.7%
State Street Institutional Treasury Plus Fund - Premier Class 4.59% (c) (d) (Cost $82,435)	82,435	$82,435
TOTAL INVESTMENTS — 99.1% (Cost $4,982,623)		4,875,111
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		43,358
NET ASSETS — 100.0%		$4,918,469
(a)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of November 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2024.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,792,676	$—	$4,792,676
Short-Term Investment	82,435	—	—	82,435
TOTAL INVESTMENTS	$82,435	$4,792,676	$—	$4,875,111

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/24	Value at 11/30/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$347,459	$265,024	$—	$—	82,435	$82,435	$1,006
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.9%
AEROSPACE & DEFENSE — 1.0%
L3Harris Technologies, Inc. 5.40%, 7/31/2033	$50,000	$51,205
AGRICULTURE — 2.1%
Philip Morris International, Inc. 5.38%, 2/15/2033	100,000	102,435
AUTO MANUFACTURERS — 1.1%
General Motors Financial Co., Inc. 6.40%, 1/9/2033	50,000	53,103
BANKS — 7.0%
Bank of America Corp. SOFR + 1.91%, 5.29%, 4/25/2034 (a)	100,000	101,632
Goldman Sachs Group, Inc. SOFR + 1.41%, 3.10%, 2/24/2033 (a)	50,000	44,166
Huntington Bancshares, Inc. SOFR + 2.05%, 5.02%, 5/17/2033 (a)	50,000	49,417
JPMorgan Chase & Co. SOFR + 1.85%, 5.35%, 6/1/2034 (a)	100,000	102,404
KeyCorp Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (a)	50,000	48,270
		345,889
BEVERAGES — 1.1%
Anheuser-Busch InBev Worldwide, Inc. 6.63%, 8/15/2033	50,000	56,095
BIOTECHNOLOGY — 2.1%
Amgen, Inc. 5.25%, 3/2/2033	100,000	101,641
CHEMICALS — 2.2%
Dow Chemical Co. 6.30%, 3/15/2033	50,000	54,276
Eastman Chemical Co. 5.75%, 3/8/2033	50,000	51,830
		106,106
COMMERCIAL SERVICES — 1.1%
Verisk Analytics, Inc. 5.75%, 4/1/2033	50,000	52,752
COMPUTERS — 2.1%
Leidos, Inc. 5.75%, 3/15/2033	100,000	103,155
COSMETICS/PERSONAL CARE — 1.0%
Kenvue, Inc. 4.90%, 3/22/2033	50,000	50,403
DISTRIBUTION & WHOLESALE — 1.1%
LKQ Corp. 6.25%, 6/15/2033	50,000	52,564
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Apollo Global Management, Inc. 6.38%, 11/15/2033	$50,000	$55,358
Discover Financial Services 6.70%, 11/29/2032	25,000	27,283
		82,641
ELECTRIC — 15.8%
AEP Texas, Inc. 5.40%, 6/1/2033	100,000	101,197
Constellation Energy Generation LLC 5.80%, 3/1/2033	50,000	52,444
DTE Electric Co. 5.20%, 4/1/2033	100,000	102,467
Duke Energy Florida LLC 5.88%, 11/15/2033	100,000	106,820
Exelon Corp. 5.30%, 3/15/2033	100,000	102,385
Georgia Power Co. 4.95%, 5/17/2033	50,000	50,413
National Grid PLC 5.81%, 6/12/2033	100,000	104,620
Pacific Gas & Electric Co. 6.40%, 6/15/2033	50,000	53,770
Southern Co. 5.20%, 6/15/2033	100,000	101,434
		775,550
ENVIRONMENTAL CONTROL — 1.0%
Waste Connections, Inc. 4.20%, 1/15/2033	50,000	47,652
FOOD — 3.1%
Campbell's Co. 5.40%, 3/21/2034	75,000	76,501
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 5.75%, 4/1/2033	75,000	76,594
		153,095
HEALTH CARE PRODUCTS — 0.5%
Thermo Fisher Scientific, Inc. 5.09%, 8/10/2033	25,000	25,479
HEALTH CARE SERVICES — 2.1%
HCA, Inc. 5.50%, 6/1/2033	50,000	50,550
UnitedHealth Group, Inc. 5.35%, 2/15/2033	50,000	51,782
		102,332
HOUSEHOLD PRODUCTS & WARES — 1.1%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	50,000	52,404
INSURANCE — 5.3%
Allstate Corp. 5.35%, 6/1/2033	25,000	25,666

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
American International Group, Inc. 5.13%, 3/27/2033	$50,000	$50,572
Arthur J Gallagher & Co. 5.50%, 3/2/2033	50,000	51,625
Corebridge Financial, Inc. 6.05%, 9/15/2033	75,000	79,424
Progressive Corp. 4.95%, 6/15/2033	25,000	25,351
Prudential Financial, Inc. Series MTN, 5.75%, 7/15/2033	25,000	26,939
		259,577
IRON/STEEL — 1.0%
Vale Overseas Ltd. 6.13%, 6/12/2033	50,000	51,598
MACHINERY-DIVERSIFIED — 1.1%
Ingersoll Rand, Inc. 5.70%, 8/14/2033	50,000	52,204
MEDIA — 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.40%, 4/1/2033	75,000	68,658
Comcast Corp. 4.80%, 5/15/2033	25,000	24,886
Fox Corp. 6.50%, 10/13/2033	40,000	43,024
Paramount Global 5.50%, 5/15/2033	10,000	9,621
		146,189
MINING — 1.0%
Glencore Funding LLC 5.70%, 5/8/2033 (b)	50,000	51,762
MISCELLANEOUS MANUFACTURER — 1.0%
Eaton Corp. 4.15%, 3/15/2033	50,000	48,176
OIL & GAS — 3.2%
BP Capital Markets America, Inc. 4.89%, 9/11/2033	50,000	49,648
Diamondback Energy, Inc. 6.25%, 3/15/2033	50,000	53,261
Ovintiv, Inc. 6.25%, 7/15/2033	50,000	52,522
		155,431
OIL & GAS SERVICES — 0.5%
Schlumberger Investment SA 4.85%, 5/15/2033	25,000	25,013
PHARMACEUTICALS — 7.3%
AbbVie, Inc. 5.05%, 3/15/2034	100,000	101,385
Becton Dickinson & Co. 5.11%, 2/8/2034	100,000	100,761
Security Description	Principal Amount	Value
CVS Health Corp. 5.30%, 6/1/2033	$25,000	$24,825
Merck & Co., Inc. 6.50%, 12/1/2033	50,000	56,768
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	75,000	74,260
		357,999
PIPELINES — 7.4%
Cheniere Energy Partners LP 5.95%, 6/30/2033	50,000	52,230
Enbridge, Inc. 5.70%, 3/8/2033	50,000	51,904
Energy Transfer LP:
5.75%, 2/15/2033	50,000	51,663
6.55%, 12/1/2033	50,000	54,492
Kinder Morgan, Inc. 5.20%, 6/1/2033	50,000	50,036
ONEOK, Inc. 6.05%, 9/1/2033	50,000	52,779
Targa Resources Corp. 6.13%, 3/15/2033	50,000	52,896
		366,000
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	50,000	39,289
American Tower Corp. 5.55%, 7/15/2033	50,000	51,382
COPT Defense Properties LP 2.90%, 12/1/2033	50,000	40,910
Invitation Homes Operating Partnership LP 5.50%, 8/15/2033	50,000	50,869
		182,450
RETAIL — 3.2%
AutoZone, Inc. 5.20%, 8/1/2033	50,000	50,377
Genuine Parts Co. 6.88%, 11/1/2033	50,000	55,967
Lowe's Cos., Inc. 5.15%, 7/1/2033	50,000	50,911
		157,255
SEMICONDUCTORS — 4.9%
Broadcom, Inc. 3.42%, 4/15/2033 (b)	100,000	89,032
Intel Corp. 5.20%, 2/10/2033	50,000	50,059
Micron Technology, Inc. 5.88%, 9/15/2033	100,000	104,753
		243,844
SOFTWARE — 1.0%
Oracle Corp. 4.90%, 2/6/2033	50,000	49,880

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2033 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 5.1%
AT&T, Inc. 5.40%, 2/15/2034	$75,000	$77,165
T-Mobile USA, Inc. 5.05%, 7/15/2033	100,000	100,404
Verizon Communications, Inc. 5.05%, 5/9/2033	75,000	76,025
		253,594
TRANSPORTATION — 1.0%
United Parcel Service, Inc. 4.88%, 3/3/2033	50,000	50,491
TOTAL CORPORATE BONDS & NOTES (Cost $4,869,539)		4,765,964
	Shares
SHORT-TERM INVESTMENT — 1.7%
State Street Institutional Treasury Plus Fund - Premier Class 4.59% (c) (d) (Cost $86,647)	86,647	86,647
TOTAL INVESTMENTS — 98.6% (Cost $4,956,186)		4,852,611
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		67,653
NET ASSETS — 100.0%		$4,920,264

(a)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.9% of net assets as of November 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2024.
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,765,964	$—	$4,765,964
Short-Term Investment	86,647	—	—	86,647
TOTAL INVESTMENTS	$86,647	$4,765,964	$—	$4,852,611

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/24	Value at 11/30/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$339,352	$252,705	$—	$—	86,647	$86,647	$662
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SPDR SSGA MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.4%
AEROSPACE & DEFENSE — 2.4%
Boeing Co. 3.60%, 5/1/2034	$50,000	$42,612
L3Harris Technologies, Inc. 5.35%, 6/1/2034	75,000	76,590
		119,202
AGRICULTURE — 1.0%
Philip Morris International, Inc. 5.25%, 2/13/2034	50,000	50,816
AUTO MANUFACTURERS — 3.2%
General Motors Financial Co., Inc. 5.95%, 4/4/2034	150,000	154,876
BANKS — 5.8%
Bank of America Corp. SOFR + 1.65%, 5.47%, 1/23/2035 (a)	25,000	25,711
Citigroup, Inc. SOFR + 2.06%, 5.83%, 2/13/2035 (a)	50,000	50,941
JPMorgan Chase & Co. SOFR + 1.62%, 5.34%, 1/23/2035 (a)	50,000	50,905
Morgan Stanley SOFR + 1.73%, 5.47%, 1/18/2035 (a)	25,000	25,603
U.S. Bancorp SOFR + 1.86%, 5.68%, 1/23/2035 (a)	125,000	129,737
		282,897
BEVERAGES — 1.0%
Anheuser-Busch InBev Worldwide, Inc. 5.00%, 6/15/2034	50,000	50,987
BIOTECHNOLOGY — 1.5%
Royalty Pharma PLC 5.40%, 9/2/2034	75,000	74,775
CHEMICALS — 2.0%
Dow Chemical Co. 4.25%, 10/1/2034	50,000	46,794
Eastman Chemical Co. 5.63%, 2/20/2034	50,000	51,207
		98,001
COMMERCIAL SERVICES — 1.5%
Verisk Analytics, Inc. 5.25%, 6/5/2034	75,000	75,876
CONSTRUCTION MATERIALS — 1.6%
Carrier Global Corp. 5.90%, 3/15/2034	50,000	53,053
Owens Corning 5.70%, 6/15/2034	25,000	26,084
		79,137
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.5%
Apollo Global Management, Inc. 6.38%, 11/15/2033	$50,000	$55,358
Charles Schwab Corp. SOFR + 2.50%, 5.85%, 5/19/2034 (a)	50,000	52,588
Discover Financial Services SOFR + 3.37%, 7.96%, 11/2/2034 (a)	50,000	58,304
Jefferies Financial Group, Inc. 6.20%, 4/14/2034	50,000	52,728
		218,978
ELECTRIC — 13.6%
AEP Texas, Inc. 5.70%, 5/15/2034	50,000	51,549
CenterPoint Energy Houston Electric LLC 5.15%, 3/1/2034	50,000	50,937
Constellation Energy Generation LLC 6.13%, 1/15/2034	50,000	53,679
DTE Electric Co. 5.20%, 3/1/2034	75,000	76,846
Duke Energy Carolinas LLC 4.85%, 1/15/2034	75,000	75,050
Georgia Power Co. 5.25%, 3/15/2034	50,000	51,304
National Grid PLC 5.42%, 1/11/2034	50,000	51,099
Pacific Gas & Electric Co. 5.80%, 5/15/2034	75,000	78,105
PacifiCorp 5.45%, 2/15/2034	50,000	51,085
Southern California Edison Co. 5.20%, 6/1/2034	50,000	50,669
Southern Co. 5.70%, 3/15/2034	75,000	78,746
		669,069
ENVIRONMENTAL CONTROL — 1.5%
Republic Services, Inc. 5.20%, 11/15/2034	25,000	25,585
Waste Connections, Inc. 5.00%, 3/1/2034	50,000	50,232
		75,817
FOOD — 3.2%
Campbell's Co. 5.40%, 3/21/2034	50,000	51,001
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 3/15/2034	50,000	54,602
Tyson Foods, Inc. 4.88%, 8/15/2034	50,000	48,962
		154,565

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 1.1%
Thermo Fisher Scientific, Inc. 5.20%, 1/31/2034	$50,000	$51,384
HEALTH CARE SERVICES — 3.6%
HCA, Inc. 5.45%, 9/15/2034	100,000	100,184
UnitedHealth Group, Inc. 5.15%, 7/15/2034	75,000	76,378
		176,562
HOUSEHOLD PRODUCTS — 1.0%
Estee Lauder Cos., Inc. 5.00%, 2/14/2034	50,000	50,079
INSURANCE — 5.4%
Arch Capital Group Ltd. 7.35%, 5/1/2034	50,000	57,845
Arthur J Gallagher & Co. 5.45%, 7/15/2034	50,000	51,353
Brown & Brown, Inc. 5.65%, 6/11/2034	50,000	51,516
Corebridge Financial, Inc. 5.75%, 1/15/2034	50,000	51,946
Lincoln National Corp. 5.85%, 3/15/2034	25,000	26,012
MetLife, Inc. 5.30%, 12/15/2034	25,000	25,685
		264,357
INTERNET — 0.5%
Amazon.com, Inc. 4.80%, 12/5/2034	25,000	25,401
IRON/STEEL — 0.5%
ArcelorMittal SA 6.00%, 6/17/2034	25,000	26,096
LODGING — 1.1%
Las Vegas Sands Corp. 6.20%, 8/15/2034	50,000	51,434
MACHINERY-DIVERSIFIED — 1.6%
AGCO Corp. 5.80%, 3/21/2034	25,000	25,677
Ingersoll Rand, Inc. 5.45%, 6/15/2034	50,000	51,285
		76,962
MEDIA — 3.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.55%, 6/1/2034	75,000	78,688
Comcast Corp. 5.30%, 6/1/2034	25,000	25,670
Fox Corp. 6.50%, 10/13/2033	50,000	53,779
		158,137
Security Description	Principal Amount	Value
MINING — 1.0%
Glencore Funding LLC 5.63%, 4/4/2034 (b)	$50,000	$51,234
OIL & GAS — 4.2%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	50,000	50,779
Diamondback Energy, Inc. 5.40%, 4/18/2034	50,000	50,603
Marathon Oil Corp. 5.70%, 4/1/2034	25,000	26,743
Occidental Petroleum Corp. 5.55%, 10/1/2034	50,000	49,888
Ovintiv, Inc. 6.50%, 8/15/2034	25,000	26,624
		204,637
PACKAGING & CONTAINERS — 0.5%
Berry Global, Inc. 5.65%, 1/15/2034 (b)	25,000	25,609
PHARMACEUTICALS — 5.4%
AbbVie, Inc. 5.05%, 3/15/2034	90,000	91,246
Astrazeneca Finance LLC 5.00%, 2/26/2034	20,000	20,273
Becton Dickinson & Co. 5.11%, 2/8/2034	75,000	75,571
Eli Lilly & Co. 4.60%, 8/14/2034	30,000	29,594
Novartis Capital Corp. 4.20%, 9/18/2034	50,000	47,820
		264,504
PIPELINES — 7.4%
Cheniere Energy Partners LP 5.75%, 8/15/2034 (b)	75,000	77,064
Enbridge, Inc. 5.63%, 4/5/2034	50,000	51,572
Energy Transfer LP 5.60%, 9/1/2034	75,000	76,765
Kinder Morgan, Inc. 5.30%, 12/1/2034	50,000	50,214
Targa Resources Corp. 6.50%, 3/30/2034	100,000	108,821
		364,436
REAL ESTATE INVESTMENT TRUSTS — 5.9%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	25,000	21,115
American Homes 4 Rent LP 5.50%, 7/15/2034	50,000	50,803
Brixmor Operating Partnership LP 5.50%, 2/15/2034	25,000	25,340
Crown Castle, Inc. 5.20%, 9/1/2034	25,000	24,847
Extra Space Storage LP 5.40%, 2/1/2034	75,000	75,946

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Invitation Homes Operating Partnership LP 2.70%, 1/15/2034	$50,000	$41,005
Regency Centers LP 5.25%, 1/15/2034	50,000	50,789
		289,845
RETAIL — 1.0%
AutoZone, Inc. 5.40%, 7/15/2034	50,000	50,787
SEMICONDUCTORS — 2.4%
Broadcom, Inc. 3.47%, 4/15/2034 (b)	75,000	66,203
Intel Corp. 5.15%, 2/21/2034	25,000	24,906
KLA Corp. 5.65%, 11/1/2034	25,000	26,532
		117,641
SOFTWARE — 3.0%
Fiserv, Inc. 5.15%, 8/12/2034	50,000	50,149
Oracle Corp. 4.30%, 7/8/2034	50,000	47,244
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	50,000	51,672
		149,065
TELECOMMUNICATIONS — 5.3%
AT&T, Inc. 5.40%, 2/15/2034	60,000	61,732
Cisco Systems, Inc. 5.05%, 2/26/2034	50,000	51,028
T-Mobile USA, Inc. 5.15%, 4/15/2034	100,000	100,960
Verizon Communications, Inc. 4.40%, 11/1/2034	50,000	47,730
		261,450
Security Description	Principal Amount	Value
TRANSPORTATION — 0.5%
United Parcel Service, Inc. 5.15%, 5/22/2034	$25,000	$25,611
TOTAL CORPORATE BONDS & NOTES (Cost $4,892,869)		4,790,227
	Shares
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional Treasury Plus Fund - Premier Class 4.59% (c) (d) (Cost $52,252)	52,252	52,252
TOTAL INVESTMENTS — 98.5% (Cost $4,945,121)		4,842,479
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		73,129
NET ASSETS — 100.0%		$4,915,608
(a)	Variable Rate Security - Interest rate shown is rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.5% of net assets as of November 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2024.
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,790,227	$—	$4,790,227
Short-Term Investment	52,252	—	—	52,252
TOTAL INVESTMENTS	$52,252	$4,790,227	$—	$4,842,479

See accompanying notes to Schedule of Investments.

SPDR SSGA MY2034 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/24/24*	Value at 9/24/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/24	Value at 11/30/24	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	—	$—	$491,812	$439,560	$—	$—	52,252	$52,252	$613
*	Commencement of operations.
See accompanying notes to Schedule of Investments.

SSGA Active Trust
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2024 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of November 30, 2024, is disclosed in each Fund's respective Schedule of Investments.

SSGA Active Trust
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
November 30, 2024 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2024, are disclosed in the Funds' respective Schedules of Investments.